                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20550

                                    FORM N-3


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    /X/

Pre Effective Amendment No.:                               / /
Post Effective Amendment No.:  51                          /X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
  CO. ACT OF 1940                                          /X/

Amendment No.:  51                                         /X/

THE PAUL REVERE VARIABLE ANNUITY CONTRACT ACCUMULATION FUND
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


18 Chestnut Street, Worcester, Massachusetts 01608
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)


Registrant's Telephone Number (including area code):  (508) 799-4441

                      John H. Budd
                      18 Chestnut Street
                      Worcester, MA 01608

         (NAME AND ADDRESS OF AGENT FOR SERVICE)

Approximate Date of Proposed Public Offering:  May 1, 1997

It is proposed that this filing will become effective (check appropriate box):

/ /   immediately upon filing pursuant to Paragraph (b) of Rule 485
/X/   on May 1, 1997, pursuant to Paragraph (b) of Rule 485
/ /   60 days after filing, pursuant to Paragraph (a)(i) of Rule 485
/ /   on                     , pursuant to Paragraph (a) of Rule 485
      (Amended by Sec. Act. Rel. No. 6402, Inv. Co. Act. Rel. No. 1234, eff. 6/14/82)

                          THE PAUL REVERE VARIABLE ANNUITY
                              CONTRACT ACCUMULATION FUND

Cross Reference Sheet Showing Location in Preliminary Prospectus for Individual "Level Charge" and Group Variable Administration Variable Annuity Contracts of Items Called for by Registration Statement on Form N-8B-1.

Form N-8B-1
ITEM NO.           HEADING IN PROSPECTUS (PART A)                    PAGE NO.
--------           ------------------------------                    --------

  1                Cover Page                                              1
  2                Definitions                                             2
  3                Summary                                                 3
  4                Per Unit Income and Capital Changes (a)                 4
  5                Description of Insurance Company and the
                     Accumulation Fund                                     6
  6                Management                                              8
  7                Deductions and Expenses                                 8
  8                Description of Contracts                               11
  9                Payments to Annuitants                                 12
 10                Payments at Death                                      13
 11                Purchase Payment Provisions                            11
 12                Redemption                                             14
 13                Federal Tax Status                                     17
 14                Legal Proceedings                                      19

                   STATEMENT OF ADDITIONAL INFORMATION (PART B)

 16                Cover Page                                              1
 17                Table of Contents                                       2
 18                General Information and History of Insurance
                     Company and the Accumulation Fund                     3
 19                Investment Objectives and Policies                      4
 20                Management                                              5
 21                Investment Advisory Services                            8
 22                Brokerage Allocation                                   11
 24                Underwriters                                           12
 23                Purchase and Pricing of Contracts                      12
 26                Annuity Payments                                       13
 27                Financial Statements                                   14

                   OTHER INFORMATION (PART C)

 28(a)             Financial Statements and Exhibits                       1
 28(b)             List of Exhibits                                        1
 29                Directors and Officers of the Insurance Company         2
 30                Persons Controlled by or under Common Control
                     with Registrant                                       2
 31                Number of Contractowners                                2
 32                Indemnification                                         2
 33                Business and Other Connections of Investment
                     Advisers                                              2

 34                Principal Underwriters                                  2
 35                Location of Accounts and Records                        3
 36                Management Services                                     3
 37                Undertakings                                            3

                               P R O S P E C T U S
           THE PAUL REVERE VARIABLE ANNUITY CONTRACT ACCUMULATION FUND
                           VARIABLE ANNUITY CONTRACTS
                                     Sold By
               THE PAUL REVERE VARIABLE ANNUITY INSURANCE COMPANY
                 Worcester, Massachusetts 01608    508-799-4441

This Prospectus describes the following Variable Annuity Contracts ("Contracts") offered by The Paul Revere Variable Annuity Insurance Company ("Company"). They are:

1. Flexible Purchase Payment Variable Annuity Contract
    ("Flexible");

2. Single Payment Variable Annuity Contract ("Single");

3. Individual "Level Charge" Variable Annuity Contract
    ("Level"); and

4. Group Variable Annuity Contract ("Group").

The purchase payments received pursuant to these contracts are invested in The Paul Revere Variable Annuity Contract Accumulation Fund ("Accumulation Fund"), a separate account of the Insurance Company. The Accumulation Fund consists of two Series. Series Q is applicable to contracts which were afforded special tax treatment under the Internal Revenue Code ("IRC") and are commonly referred to as "qualified contracts". Series N is applicable to all other contracts. Funds may be accumulated and annuity payments made on a variable basis, a fixed basis or a combination variable and fixed basis except with respect to the Group Contract which does not provide for fixed accumulation.

The primary investment objective of both Series of the Accumulation Fund is growth of capital. The assets of the Accumulation Fund will usually be invested in common stock believed to have potential for growth but may, from time to time, be invested in other securities. When deemed necessary for defensive purposes, the Accumulation Fund may substantially increase that portion of its assets invested in fixed income obligations and held in cash. As the contracts are subject to the risks associated with common stock investment and changing economic conditions, there can be no assurance that the investment objective will be attained.

This Prospectus sets forth information about the Contracts and Accumulation Fund that a prospective investor ought to know before investing. A Statement of Additional Information about the Company, the Accumulation Fund and the Contracts has been filed with the Securities and Exchange Commission and is available, without charge, upon written or oral request received by the Company at its Home Office located at 18 Chestnut Street, Worcester, Massachusetts 01608. Please refer to page 20 to examine the Table of Contents of the Statement of Additional Information.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   Please read this Prospectus carefully and retain it for future reference.
                  The date of this Prospectus is May 1, 1997.
      The date of the Statement of Additional Information is May 1, 1997.

                               TABLE OF CONTENTS

Definitions....................................          2
Summary........................................          3
Selected Per Unit Data and Ratios..............          4
Description of the Company and
  the Accumulation Fund........................          6
    A. Investment Policies and Restrictions....          7
Management.....................................          8
Deductions and Expenses........................          8
    A. Sales and Administrative Functions
        and Expenses...........................          8
    B. Investment Advisory Fees................          9
    C. Expense and Mortality and Expense
        Risk Assumptions.......................          9
    D. Brokerage Expenses and Portfolio
       Turnover................................         10
Description of Contracts.......................         11
    A. Types of Contracts......................         11
    B. Purchase Payment Provisions.............         11
    C. Accumulation Units......................         11
    D. Net Asset Value.........................         12
    E. Annuity Unit............................         12
    F. Payments to Annuitants..................         12
    G. Payments at Death.......................         13
    H. Early or Deferred Commencement Dates....         14
    I.  Redemption.............................         14
    J.  Voting Rights..........................         14
    K. Miscellaneous Provisions................         14
Prior Contracts................................         15
    A. Flexible Payment Contracts Issued Prior
    to
        June 1, 1977...........................         15
    B. Group Contracts Issued Prior to June 1,
       1977....................................         16
    C. Group Deposit Administration Variable
        Annuity Contracts......................         16
Fixed Accumulation.............................         17
Federal Tax Status.............................         17
Changes in Operation of the Separate Account...         19
Legal Proceedings..............................         19
Statement of Additional Information
  Table of Contents............................         20

                                  DEFINITIONS

ACCUMULATION UNIT - an accounting device used to determine the value of a contract before annuity payments begin, the value of which varies in accordance with the investment experience of the appropriate Series of the Accumulation Fund.

ANNUITANT - the person or persons whose life determines the duration of annuity payments involving life contingencies.

ANNUITY - a series of payments generally for life or for life with specified minimums.

ANNUITY COMMENCEMENT DATE - the date on which annuity payments will begin.

ANNUITY UNIT - an accounting device used to determine the amount of annuity payments.

CONTRACT OWNER - the person or entity with legal rights of ownership of the annuity contract.

FIXED ANNUITY - an annuity with payments fixed in amount throughout the annuity period.

PLAN - an employer pension plan, profit sharing plan, or annuity purchase plan under which benefits are to be provided by the Variable Annuity Contracts described herein.

PURCHASE PAYMENTS - payments to the Company, after specific deductions, under an annuity contract.

VARIABLE ANNUITY - an annuity providing for payments varying in amount in accordance with the investment experience of the appropriate Series of the Accumulation Fund.

                                    SUMMARY

                                                                         CONTRACTS
                                                    ----------------------------------------------------
                                                      FLEXIBLE*      SINGLE*      LEVEL*       GROUP*
                                                    -------------  -----------  -----------  -----------
CONTRACT OWNER TRANSACTION EXPENSES:
Sales Load Imposed on Purchases
 (as a percentage of purchase payments)...........         7.5%          6.0%         5.0%         5.0%
Collection Fee (per payment)......................    $    1.00     $    1.00    $    1.00    $    1.00
ANNUAL EXPENSES (as a percentage of average net
 assets):
Management Fees...................................          .5%           .5%          .5%          .5%
Mortality and Expense Risk Fees...................         1.0%          1.0%         1.0%         1.0%
                                                          -----         -----        -----        -----
  Total Annual Expenses...........................         1.5%          1.5%         1.5%         1.5%
                                                          -----         -----        -----        -----

*See pages 10 and 11 for full contract name.

If you either surrender or annuitize your contract at the end of the applicable time period, you would have paid the following expenses on a $1,000 investment (or annual $1,000 investments), assuming a 5% annual return on assets:

                                                                       YEAR
                                                    ------------------------------------------
                                                        1
                                                       --          3          5         10
                                                                  ---        ---     ---------
Flexible (one time $1000 deposit).................         90        120        152        242
Flexible (annual $1000 deposits)..................         90        315        603      1,628
Single............................................         75        106        138        230
Level/Group.......................................         66         96        129        222

This fee table is designed to summarize and illustrate all of the deductions and expenses described on pages 8, 9 and 10 for the contracts offered by this Prospectus. State premium taxes, as described on page 9 may also apply.

GENERAL INFORMATION:

The Accumulation Fund is registered under the Investment Company Act of 1940 as an open-end diversified investment company. It is the separate account through which the Company sets aside, separate and apart from its general assets, assets attributable to the variable portion of its variable annuity contracts. Registration under the Investment Company Act of 1940 ("1940 Act") does not involve supervision of management or investment practices or policies by the Securities and Exchange Commission.

Four types of variable annuity contracts are offered by this Prospectus. Three of these contracts are issued to individuals and one is a group contract. Two of the "individual" contracts provide for a series of purchase payments to be made over a period of time and one calls for only a single purchase payment.

These contracts are designed for use in connection with retirement plans, some of which may qualify for federal income tax advantages available under Sections 401, 403, or 408 of the IRC.

This Prospectus generally describes only the variable portion of contracts issued by the Company, except where fixed accumulation or fixed annuity payments are specifically mentioned. Fixed annuities are funded by the Company's general assets and are not placed in the Accumulation Fund. (See Fixed Accumulation, page 17).

The portion of contract values placed in either Series of the Accumulation Fund are subject to the investment risks inherent in any equity investment. These risks include changing economic conditions as well as the risks inherent

                                                           (CONTINUED ON PAGE 6)

                     SELECTED PER UNIT DATA AND RATIOS (A)

                                                                          YEAR ENDED DECEMBER 31,
               SERIES N                  -----------------------------------------------------------------------------------------
            (NON-QUALIFIED)                1996(B)      1995(B)      1994(B)      1993(B)      1992(B)       1991         1990

INCOME AND EXPENSES
Investment income......................   $    .137    $    .117    $    .099    $    .055    $    .071    $    .085    $    .111
Operating expenses.....................        .134         .109         .102         .092         .094         .076         .072
                                         -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net investment income (loss)...........        .003         .008        (.003)       (.037)       (.023)        .009         .039
CAPITAL CHANGES
Net realized and unrealized gains
  (losses) from securities.............       1.459        1.769        (.023)        .318         .194        1.361        (.102)
                                         -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease) in net asset
  value................................       1.462        1.777        (.026)        .281         .171        1.370        (.063)
Accumulation unit net asset value:
  Beginning of year....................       7.267        5.490        5.516        5.235        5.064        3.694        3.757
                                         -----------  -----------  -----------  -----------  -----------  -----------  -----------
  End of year..........................   $   8.729    $   7.267    $   5.490    $   5.516    $   5.235    $   5.064    $   3.694
                                         -----------  -----------  -----------  -----------  -----------  -----------  -----------
RATIOS
Operating expenses to average
  accumulation fund balance............       1.69%        1.71%        1.73%        1.73%        1.74%        1.76%        1.80%
Net investment income (loss) to average
  accumulation fund balance............       0.04%        0.13%       (0.05% )     (0.69% )     (0.42% )      0.21%        0.96%
Portfolio turnover rate................         94%          67%          62%          62%          66%         109%          84%
Accumulation units outstanding at end
  of year (in thousands)...............         566          586          604          640          662          684          735


               SERIES N
            (NON-QUALIFIED)                 1989         1988         1987
INCOME AND EXPENSES
Investment income......................   $    .104    $    .070    $    .042
Operating expenses.....................        .059         .047         .038
                                         -----------  -----------  -----------
Net investment income (loss)...........        .045         .023         .004
CAPITAL CHANGES
Net realized and unrealized gains
  (losses) from securities.............       1.002         .201         .019
                                         -----------  -----------  -----------
Net increase (decrease) in net asset
  value................................       1.047         .224         .023
Accumulation unit net asset value:
  Beginning of year....................       2.710        2.486        2.463
                                         -----------  -----------  -----------
  End of year..........................   $   3.757    $   2.710    $   2.486
                                         -----------  -----------  -----------
RATIOS
Operating expenses to average
  accumulation fund balance............       1.80%        1.81%        1.80%
Net investment income (loss) to average
  accumulation fund balance............       1.36%        0.88%        0.17%
Portfolio turnover rate................         84%          64%         138%
Accumulation units outstanding at end
  of year (in thousands)...............         774          942        1,085

(a) The per unit amounts represent the proportionate distribution of actual investment results as related to the change in unit net asset values for the year.

(b) See the Report of Independent Auditors on page 13 of the Statement of Additional Information.

                     SELECTED PER UNIT DATA AND RATIOS (A)

                                                                          YEAR ENDED DECEMBER 31,
               SERIES Q                  -----------------------------------------------------------------------------------------
              (QUALIFIED)                  1996(B)      1995(B)      1994(B)      1993(B)      1992(B)       1991         1990

INCOME AND EXPENSES
Investment income......................   $    .153    $    .119    $    .081    $    .054    $    .068    $    .093    $    .116
Operating expenses.....................        .133         .096         .073         .079         .076         .066         .055
                                         -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net investment income (loss)...........        .020         .023         .008        (.025)       (.008)        .027         .061
CAPITAL CHANGES
Net realized and unrealized gains
  (losses) from securities.............       1.551        1.711        (.020)        .291         .159        1.295        (.107)
                                         -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease) in net asset
  value................................       1.571        1.734        (.012)        .266         .151        1.322        (.046)
Accumulation unit net asset value:
  Beginning of year....................       7.062        5,328        5.340        5.074        4.923        3.601        3.647
                                         -----------  -----------  -----------  -----------  -----------  -----------  -----------
  End of year..........................   $   8.633    $   7.062    $   5.328    $   5.340    $   5.074    $   4.923    $   3.601
                                         -----------  -----------  -----------  -----------  -----------  -----------  -----------
RATIOS
Operating expenses to average
  accumulation fund balance............       1.57%        1.55%        1.55%        1.56%        1.56%        1.56%        1.58%
Net investment income (loss) to average
  accumulation fund balance............       0.24%        0.38%        0.17%       (0.50% )     (0.17% )      0.64%        1.76%
Portfolio turnover rate................         78%          64%          64%          59%          61%          98%          80%
Accumulation units outstanding at end
  of year (in thousands)...............       2,093        5,491        5,597        5,700        5,753        5,839        5,961


               SERIES Q
              (QUALIFIED)                   1989         1988         1987
INCOME AND EXPENSES
Investment income......................   $    .122    $    .078    $    .037
Operating expenses.....................        .051         .041         .028
                                         -----------  -----------  -----------
Net investment income (loss)...........        .071         .037         .009
CAPITAL CHANGES
Net realized and unrealized gains
  (losses) from securities.............        .928         .194         .030
                                         -----------  -----------  -----------
Net increase (decrease) in net asset
  value................................        .999         .231         .039
Accumulation unit net asset value:
  Beginning of year....................       2.648        2.417        2.378
                                         -----------  -----------  -----------
  End of year..........................   $   3.647    $   2.648    $   2.417
                                         -----------  -----------  -----------
RATIOS
Operating expenses to average
  accumulation fund balance............       1.58%        1.59%        1.63%
Net investment income (loss) to average
  accumulation fund balance............       2.20%        1.45%        0.51%
Portfolio turnover rate................         89%          66%         133%
Accumulation units outstanding at end
  of year (in thousands)...............       6,157        6,385        6,703

(a) The per unit amounts represent the proportionate distribution of actual investment results as related to the change in unit net asset values for the year.

(b) See the Report of Independent Auditors on page 13 of the Statement of Additional Information.

in management's ability to make appropriate investment choices. There is no guarantee under a variable annuity contract that the variable annuity payments or the accumulation values will equal or exceed total purchase payments.

All contracts contain the Company's promise that on the annuity commencement date, the contract owner or annuitant may elect to have provided an annuity payable for the lifetime of the annuitant provided the initial monthly annuity payment equals or exceeds $25. If the initial monthly annuity payment would be less than $25, payment shall be made at less frequent intervals or the value of the account shall be distributed in a lump sum as selected by the annuitant. The annuity payment will be based on the contract value and in case of variable annuity payments, will be affected only by the investment performance of the appropriate Series of the Accumulation Fund and not by adverse mortality experience or by increases in the Companys expenses above those assumed and for which deductions are provided for in the contract. Owners of individual contracts and participants in group contracts to which variable accumulation units are credited, have the right to vote on particular questions affecting the management of the Accumulation Fund. (see Voting Rights, page 14)

Withdrawal or redemption of funds from certain contracts may result in tax penalties. (see Federal Tax Status, page 17)

                           DESCRIPTION OF THE COMPANY
                           AND THE ACCUMULATION FUND

The Company, with an address of 18 Chestnut Street, Worcester, Massachusetts, is a stock insurance company organized under the laws of Massachusetts. Its principal business is the sale and administration of life and annuity insurance policies. The Company was organized on August 6, 1965. The Accumulation Fund was organized on December 22, 1965 and is registered as a diversified open-end investment company under the 1940 Act.

Under Massachusetts law, regulation of the Company by the Insurance Commissioner of Massachusetts includes regulation of its Accumulation Fund which is not a separately incorporated entity.

The Company is a wholly-owned subsidiary of The Paul Revere Life Insurance Company, a Massachusetts corporation. The Paul Revere Life Insurance Company is wholly-owned by The Paul Revere Corporation ("Paul Revere"), a Massachusetts corporation with its principal office at 18 Chestnut Street, Worcester, Massachusetts 01608. Paul Revere is comprised of The Paul Revere Life Insurance Company, The Paul Revere Variable Annuity Insurance Company, The Paul Revere Protective Life Insurance Company and other non-insurance affiliates.

Paul Revere was formerly 83%-owned by Textron Inc. and 17%-owned publicly. On April 29, 1996, Paul Revere and Provident Companies, Inc. ("Provident") announced they had signed a definitive merger agreement pursuant to which Patriot Acquisition Corporation, a wholly owned subsidiary of Provident would merge with and into Paul Revere with Paul Revere as the surviving corporation. On November 6, 1996, Paul Revere and Provident announced that they had amended and restated the merger agreement to, among other things, extend the date as of which the parties would be entitled to terminate the agreement and to adjust the exchange ratio to be used in determining the number of shares of Provident common stock that Textron will receive in the transaction (as amended, the "Merger Agreement"). The transaction closed on March 27, 1997. Provident is a Delaware corporation with its principal office at 1 Fountain Square, Chattanooga, Tennessee 37402.

Income, gains and losses, whether or not realized, resulting from assets allocated to the Accumulation Fund are, in accordance with applicable variable annuity contracts, credited to or charged against the Accumulation Fund without regard to other income gains or losses of the Company. For this purpose, each Series of the Accumulation Fund under Massachusetts law may not be charged with liabilities arising out of any other business of the Company to the extent they are set aside for variable annuity contracts. However, obligations arising under such contracts are the obligation of the Company.

The Accumulation Fund consists of two Series. Series Q is made up of qualified contracts which were afforded special tax treatment under the IRC. Series N is made up of all other contracts.

The Home Office and Agency retirement plans of The Paul Revere Life Insurance Company, 18 Chestnut Street, Worcester, Massachusetts 01608 held 36% of the outstanding units of the Accumulation Fund at December 31, 1996.

A. INVESTMENT POLICIES AND RESTRICTIONS

The fundamental investment policies and restrictions of the Accumulation Fund (including Series Q and Series N) are enumerated in Items 1 and 4 through 10 below. They may not be changed without the approval of a majority in interest of contracts having a voting interest in the Accumulation Fund. A majority as used in this Prospectus, means (a) 67% or more of the voting interests of the contract owners present and entitled to vote if voting interests of over 50% are present or represented by proxy or (b) more than 50% of the voting interest in the Accumulation Fund, whichever is less. Items 2, 3 and 11 through 15 are not fundamental investment policies and may be changed by the Board of Managers.

1. The growth of capital is the primary investment objective of the Accumulation Fund. Assets of the Accumulation Fund, including any earned income and realized capital gains, shall be kept fully invested except for reasonable amounts held in cash to meet current expenses or normal contract payments and for reasonable amounts held for temporary periods pending investment in accordance with the investment policy.

2. Common stocks believed to have potential for growth will usually constitute a major portion of the Accumulation Fund portfolio but in keeping with the objective of growth of capital, the investments may be made from time to time in other securities. When deemed necessary for defensive purposes, the Accumulation Fund may substantially increase the portion of its assets invested in fixed income obligations and held in cash.

3. Investments of the Accumulation Fund are controlled by provisions of Sections 132H, Chapter 175 of the General Laws of Massachusetts. In general, this releases the Accumulation Fund assets from investment restrictions applicable to life insurance company reserve investments, limits investments in securities of any one issuer to 10% of the value of the Accumulation Fund assets and requires common stock purchases to be listed or admitted to trading on a securities exchange located in the United States or Canada or to be traded in the over-the-counter securities market. Such section as may be amended from time to time will be followed.

The Accumulation Fund will not:

4. Acquire more than 5% of the voting securities of any one issuer.

5. Purchase the securities of an issuer, if, immediately after and as a result of such purchase, the value of its holdings in the securities of such issuer shall exceed 5% of the value of its total assets.

6. Invest more than 25% of the value of its assets in any one industry.

7. Engage in the purchase or sale of interests in real estate which are not readily marketable.

8. Borrow money except from banks as a temporary measure for extraordinary or emergency purposes and then not to exceed 5% of the value of its assets.

9. Engage in the purchase or sale of commodities or commodity contracts.

10. Act as an underwriter of securities of another issuer (except where the Accumulation Fund may be deemed to be a statutory underwriter in connection with the disposition of restricted securities).

11. Make purchases on margin, except such short-term credit as is necessary for clearance of transactions.

12. Make short sales of securities.

13. Invest for the purpose of exercising control or management.

14. Purchase securities of other investment companies except (i) of closed-end companies in the open market at customary brokerage commissions and then with an aggregate investment in such securities not exceeding 5% of the value of its assets and the total outstanding voting interest in any one such investment company not to exceed 3% or (ii) as a part of a merger or consolidation.

15. Invest in excess of 10% of the value of its assets in restricted securities.

As of the year ended December 31, 1996, the Accumu-lation Fund did not engage in the purchase or sale of interests in real estate, invest in repurchase agreements or non-negotiable time deposits maturing in more than seven days, or make loans of securities. The Accumulation Fund has never engaged in puts, calls or straddles and has no intention to do so at the present time.

                                   MANAGEMENT

The property and business of the Accumulation Fund are managed by a Board of Managers selected by the owners of the contracts to which variable accumulation units are credited. A majority of the Accumulation Funds five managers are not deemed to be "interested persons" of the Accumulation Fund or the Company as defined in the 1940 Act.

The Board of Managers has the following responsibilities and duties: a) to select and approve annually an independent certified public accountant, b) to execute and approve annually an agreement providing for sales and administrative services, c) to execute and approve annually an agreement providing for investment advisory services, d) to recommend any changes in the fundamental investment policies of the Accumulation Fund, and e) to authorize all investments of the assets of the Accumulation Fund in accordance with the fundamental investment policies of the Accumulation Fund, and to submit semi-annual and annual reports to the contract owners.

The Company pursuant to a written agreement acts as Investment Advisor and Administrative Manager of the Accumulation Fund and also assumes certain expenses and mortality and expense risks in connection with the variable annuity contracts.

Pursuant to the Investment Advisory Agreement between the Accumulation Fund and the Company, the Company is authorized, and has employed, at its own expense, the services of an Investment Sub-Advisor. An Investment Sub-Advisory Agreement between the Company and MFS Institutional Advisors, Inc. ("MFSI"), formerly MFS Asset Management, Inc., went into effect on August 16, 1984. MFSI is registered with the Securities and Exchange Commission as an investment advisor. Its principal offices are located at 500 Boylston Street, Boston, Massachusetts 02116. MFSI serves as investment advisor to substantial private and institutional accounts. MFS serves as investment advisor to certain mutual fund and insurance company separate accounts. As of December 31, 1996, Massachusetts Financial Services Company ("MFS") and its subsidiaries including MFSI, had over $52.4 billion in assets under management, which included over $7 billion in assets managed by MFSI. Under the Sub-Advisory Agreement, MFSI will provide the Board of Managers with an investment program for their consideration and will execute the program approved by the Board.

This Sub-Advisory Agreement was approved by a majority of the members of the Board of Managers who were not interested persons of the Accumulation Fund, the Company or MFS. The continuation of both agreements was approved by a vote of the majority of the Board of Managers who were not interested persons and by a majority of the entire Board at the first meeting called for that purpose following the Annual Meeting of Variable Annuity Contract Owners which occurred on March 27, 1997.

Both agreements shall continue in full force and effect unless terminated by the Board of Managers of the Accumulation Fund or by a vote of the majority in interest of the contracts, which termination may be accomplished without the payment of any penalty with not more than 60 days written notice. Both agreements shall (i) automatically terminate upon assignment by either party;
(ii) continue in effect from year to year, after it has been in effect for two years, only if approved annually by a vote of a majority of the Board of Managers of the Accumulation Fund who are not parties to the agreements or not interested persons of any of the parties to the agreement.

                            DEDUCTIONS AND EXPENSES

A. SALES AND ADMINISTRATIVE FUNCTIONS AND
    EXPENSES

The Company acts as principal underwriter and performs detailed administrative functions relative to the variable annuity contracts offered by this Prospectus and the Accumulation Fund. The Company incurs distribution costs which exceed the sales charges received in the first contract year and finances these excess costs. This financing procedure results in no additional expenses to the Accumulation Fund.

The total amounts received by the Company in connection with the sales and administrative functions in 1996, 1995 and 1994 were $4,434, $4,452, and $6,529, respectively.

1. Sales Charges

  Sales charges deducted from purchase payments received are in accordance with the following:

  (a) Flexible Purchase Payment Variable Annuity Contracts.

            PURCHASE       SALES
            PAYMENTS       CHARGE
           -------------------------
1st         $  15,000          7.5%
Next           10,000          6.0
Next           25,000          5.0
Next           50,000          4.0
Over          100,000          2.0

  (b) Single Payment Variable Annuity Contracts.

First       $  25,000          6.0%
Next           25,000          3.0
Over           50,000          1.5

  (c) Level Variable Annuity Contracts.

      Sales charge equals 5% of each purchase payment.

  (d) Group Variable Annuity Contracts.

       (i) For contracts with anticipated annual purchase payments under $50,000
           - 5%.

      (ii) For contracts with anticipated annual purchase payments of $50,000 or more - 2% plus a charge of the lesser of $50 or 0.5% of amount withdrawn except payments upon the death of a participant.

      (iii) No sales charge on an initial purchase payment of $250,000 if being transferred from another Section 403(b) plan. Funds in the hands of the Company or its parent, The Paul Revere Life Insurance Company, may be transferred without charge, once each year, into a variable annuity contract if the funds are already held in connection with a plan qualifying under Section 403(b) of the IRC.

2. Collection Fee

  A collection fee for administrative expenses incurred in processing purchase payments in the amount of $1 is deducted from each purchase payment. This collection fee is not guaranteed and may be increased up to a maximum of $3 if necessary to reflect actual administrative expenses.

3. State Premium Taxes

  The Company will, where such taxes are imposed by state law, make a deduction for premium taxes when incurred, which could be (i) at the annuity commencement date, (ii) when total surrender occurs or (iii) when premiums are paid. It is the Companys practice to compute and deduct at the time of receipt of each purchase payment a charge for premium tax only upon that portion equal to the sales charges and collection fee delaying the charge on other amounts until the annuity commencement date. The Company gains no special benefit from its charge for premium taxes. The 0% to 3.5% premium tax rates vary by state and are subject to change by legislation, administrative interpretation or judicial acts.

B. INVESTMENT ADVISORY FEES

The Company, as the Investment Advisor and Administrative Manager of the Accumulation Fund, assesses a service charge as of each valuation, which, on an annual basis, equals 0.50% of the average daily net asset value of each Series of the Accumulation Fund.

MFSI, pursuant to an Investment Sub-Advisory Agreement with the Company, receives an advisory fee in an amount each month equal, on an annual basis, to 0.35% of the average daily net assets of the Accumulation Fund. This fee does not affect the charges made by the Company to the Accumulation Fund.

The advisory fee paid to the Company for the three years 1996, 1995 and 1994 amounted to $134,458, $191,061 and $167,704, respectively. The fees paid to MFSI by the Company in 1996, 1995 and 1994 were $94,120, $133,743 and $117,393, respectively.

C. EXPENSE AND MORTALITY AND EXPENSE RISK
     ASSUMPTIONS

Although variable annuity payments will vary in accordance with investment performance of the Series of the Accumulation Fund in which the reserves are invested, the Company assures that the payments will not vary by reason of either increased life expectancy or increased expenses to amounts in excess of expense amounts provided for in the contract.

The Company, as the Sales and Administrative Manager of the Accumulation Fund, in return for a charge to the Accumulation Fund on each valuation in an amount which on an annual basis equals 1% of the average daily net asset value of the Accumulation Fund, assumes the risks that (i) annuitants may live longer than foreseen in the actuarial estimates of life expectancies; (ii) the aggregate purchase payments may exceed the redemption value as of the date of death of the annuitant (See Payments at Death, page 13); and (iii) charges by the Company for services and expenses as provided by the contract may not prove sufficient to cover the actual expenses. It is the opinion of the Company that an appropriate estimate of the division of the charge would attribute 0.55% to (i) and (ii) and 0.45% to expenses and (iii) but there has not been sufficient experience in this area to provide other than an estimate. If these charges prove insufficient the loss will fall on the Company. The charges for expense and mortality and expense risk assumed for the 3 years, 1996, 1995 and 1994 amounted to $268,915, $382,123 and $335,408, respectively.

At the present time, the Company believes that there are no statutory or regulatory limitations on expenses that may be deducted from the Accumulation Fund but assures that all expense deductions (i.e., Company charges and direct expenses other than for taxes, such as charges for investment advisory service and expense and mortality and expense risk assumptions, audit expenses and fees and expenses of the Board of Managers) will not annually exceed 2% of the average daily net asset value of the Accumulation Fund.

D. BROKERAGE EXPENSES AND PORTFOLIO TURNOVER

MFSI in its capacity as sub-advisor selects the securities for purchase and sale by the Accumulation Fund. The Company has no set formula for the distribution of brokerage business in connection with the placing of orders for the purchase and sale of investments, as it is the Company's policy to place orders with the primary objective of obtaining the most favorable price and execution. Consideration may be given in the allocation of business, however, to services provided by a broker, including the furnishing of statistical data and research, if the commissions charged are reasonable.

Under the Sub-Advisory Agreement and as permitted by Section 28 (e) of the Securities Exchange Act of 1934, MFSI may cause the Accumulation Fund to pay a broker-dealer who provides brokerage and research services to the Accumulation Fund and to MFSI, an amount of commission for effecting a securities transaction for the Accumulation Fund in excess of the amount another broker-dealer would have charged for the transaction. This will be done if MFSI determines in good faith that the greater commission is reasonable in relation to the value of the brokerage research services provided by the executing broker-dealer viewed in terms of either a particular transaction or MFSI's overall responsibility to the Accumulation Fund or to its other clients.

The advisory fee paid by the Company to MFSI will not be reduced as a consequence of MFSI's receipt of brokerage and research services. To the extent that the Accumulation Fund's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Accumulation Fund will exceed those that might otherwise be paid by an amount which cannot be determined. Such services are useful and of value to MFSI in serving both the Accumulation Fund and other clients and conversely such service obtained by placement of brokerage business of other clients would be useful to MFSI in carrying out its obligations to the Accumulation Fund. While such services are not expected to reduce the expenses of MFSI, through the use of the services, MFSI avoids the additional expense which would be incurred if it should attempt to develop comparable information through its own staff.

Brokerage commissions paid in the years ended December 31, 1996, 1995 and 1994 amounted to $56,322, $62,318 and $49,933, respectively. Stated as a percentage of gross purchase payments received, brokerage commissions aggregated 49.1%, 9.4% and 8.2% for these three periods. Brokerage commissions were paid to 63 brokers in 1996. In the years ended December 31, 1996, 1995 and 1994 the aggregate rates of portfolio turnover were 81%, 65% and 64%, respectively.

                            DESCRIPTION OF CONTRACTS

A. TYPES OF CONTRACTS

The Company is registered with the Securities and Exchange Commission as a broker dealer and is a member of the National Association of Securities Dealers, Inc. The variable annuity contracts will be sold by registered representatives of the Company who are also licensed with the State Insurance Department for the sale of such contracts.

There are 4 types of variable annuity contracts offered by this Prospectus. They are:

1. Flexible Purchase Payment Variable Annuity Contract.

The Flexible Contract provides for purchase payments to be made in the amounts and at such times as the contract owner desires with certain contract limits and limits provided for by the IRC when contracts are issued in connection with plans qualifying for special tax treatment.

2. Single Payment Variable Annuity Contract.

The Single Contract provides for additional payments after the first only at the option of the Company.

3. Individual "Level Charge" Variable Annuity Contract.

The Level Contract is designed to be issued to an individual qualifying for tax deferred treatment under Section 403(b) of the IRC.

4. Group Variable Annuity Contract.

The Group Contract is issued as a master group contract to an employer in connection with a plan qualifying under Section 403(b) of the IRC. Each participant employee is issued a certificate evidencing his interest in the Accumulation Fund which at all times is fully vested.

All Contracts except Group provide for accumulation of values within the general assets of the Company as well as the Accumulation Fund.

The Company reserves the right to reject any application. If an initial purchase payment cannot be credited within 5 business days of receipt by the Company it will be returned to the payor immediately unless the applicant consents to its being held for a longer period. Initial purchase payments accompanied by properly completed applications will be credited no later than 2 business days following receipt.

Any inquiries concerning these Contracts can be made at the principal offices of the Company, 18 Chestnut Street, Worcester, Massachusetts 01608.

B. PURCHASE PAYMENT PROVISIONS

Purchase payments are payable to the Company at its Home Office. In the case of Flexible Contracts each purchase payment must be at least $50 except when paid by pre-authorized check plan or under a payroll deduction plan when the minimum purchase payment is $25. In the case of Level Contracts, the minimum purchase payment is $25. Purchase payments for Group Contracts must aggregate a minimum of $300 annually with respect to each participant. The minimum initial purchase payment under a Single Contract is $2,500. Subsequent payments may be made only with the consent of the Company.

Under Flexible Contracts the maximum purchase payment is $2,500 except where a larger purchase payment is being made on a regular basis. In such case the maximum purchase payment that can be made in any contract year without the consent of the Company is an amount 3 times the amount paid in the first contract year.

Purchase payments for Level and Group Contracts must be made monthly or such other frequency agreed to by the Company.

Under all contracts and certificates (in the case of Group Contracts) the purchase payment, net of sales charge, deductions for applicable premium tax charge and collection fee or contract charge (in the case of Single Contracts) will be credited to the contract (or certificate) as accumulation units. The number of accumulation units to be credited will be determined by dividing the net purchase payment by the value of an accumulation unit next determined after receipt of the purchase payment (or the issue of the contract or certificate in the case of an initial purchase payment.)

C. ACCUMULATION UNITS

Accumulation units are a measure of the value of the contract before the annuity commencement date. Accumulation units are credited separately for variable and fixed accumulations. The number of accumulation units credited is equal to the net purchase payment applied divided by the value of the accumulation unit next determined following the receipt of the purchase payment by the Company at its Home Office (or the issue of the contract or certificate). The number of accumulation units credited is not changed by any subsequent variation in the value of an accumulation unit. The value of variable accumulation units will vary from valuation to valuation reflecting the investment experience of the Accumulation Fund.

The value of a variable accumulation unit for each Series is determined as of a valuation date by dividing (a) the net asset value of that Series of the Accumulation Fund by (b) the number of accumulation units within that Series. Changes in the value of a Series of the Accumulation Fund depend on investment experience, such as, realized and unrealized capital gains and losses on portfolio securities and upon net income from such securities.

D. NET ASSET VALUE

The net asset value of a Series of the Accumulation Fund is determined each business day of the Company as of the close of the New York Stock Exchange and on such other business days when there is sufficient activity in the portfolio securities of the Series to affect the value thereof by adding the cash held plus the value of securities plus other assets and subtracting any liabilities or obligations chargeable to the Series. Securities are valued at the closing price for such securities traded on organized exchanges and at the last bid price for non-traded securities and securities not traded on an organized exchange. Other assets including restricted securities are valued at fair value as determined in good faith by or under the direction of the Board of Managers. Obligations chargeable are (i) incurred expenses for audit (ii) fees and expenses of the Board of Managers and (iii) charges made by the Company for expenses and mortality and expense risk assumed and investment management and advisory services in an amount which on an annual basis is not to exceed 2.0% of the average daily net asset value of the Series of the Accumulation Fund.

E. ANNUITY UNIT
     1. VALUE OF VARIABLE ANNUITY UNIT

The value of a variable annuity unit as of any valuation date is determined by multiplying the value of the preceding annuity unit value by a factor to neutralize the assumed net investment rate (3 1/2% or 5% per annum as selected by the contract owner and included in the annuity tables used to determine the first payment) and further multiplied by the ratio of the value of a variable accumulation unit as of the current valuation to the value of a variable accumulation unit of the preceding valuation. The number of variable annuity units determining annuity payments remains constant once the number has been determined. Generally, the election of the 5% net investment rate will produce higher initial annuity payments but such payments will rise more slowly or fall more rapidly than annuity payments based on 3 1/2% assumed net investment rate under conditions of similar investment performance.

     2. AMOUNT OF MONTHLY ANNUITY PAYMENTS

The number of annuity units determining each monthly annuity payment is equal to
(a) the value applied to provide the annuity payment (less any applicable premium tax); multiplied by (b) the applicable annuity purchase rates; and divided by (c) the annuity unit value when the number is being determined. The number of annuity units will remain fixed unless the units are split as described herein.

Each monthly annuity payment will be equal to the number of annuity units as determined above, multiplied by the value of an annuity unit determined in the daily valuation two weeks preceding the date on which payment is due, but in no event as of a time preceding the effective date of the contract. The amount of each variable annuity payment will vary from month to month depending on the investment experience of the appropriate Series of the Accumulation Fund but the Company guarantees that the amount of each payment will not be affected by variations in mortality experience among annuitants or by expenses incurred in excess of expense assumptions. (See Expense and Mortality and Expense Risk Assumptions, page 9).

F. PAYMENTS TO ANNUITANTS
     1. ANNUITY SETTLEMENT OPTIONS

Under the variable annuity contracts offered by this Prospectus, the contract owner or participant in a group contract may elect to have the annuitant receive variable annuity benefit payments in accordance with one or more of the options described below under each of which payments will be made from the Accumulation Fund. If no option is selected, Option I with 120 monthly payments guaranteed will be assumed to have been elected.

OPTION I - VARIABLE LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED

A variable annuity payable monthly during the lifetime of the annuitant ceasing with the last monthly payment due immediately preceding or coincident with the annuitant's death with a guarantee if, at the death of the annuitant, payments have been made for less than 120 months or 240 months, as selected, variable annuity payments will be continued to the beneficiary during the remainder of the guaranteed period.

OPTION II - UNIT REFUND VARIABLE LIFE ANNUITY

A variable annuity payable for a period certain and after that during the lifetime of the annuitant. The number of period certain payments is equal to the amount applied under the option divided by the amount of the first annuity payment, provided however, that the final period certain payment shall be multiplied by that part of the answer to the above calculation which is not a whole number.

OPTION III - JOINT AND SURVIVOR VARIABLE LIFE ANNUITY

A variable annuity payable monthly during the joint lifetime of the primary annuitant and a secondary annuitant and continuing during the lifetime of the survivor. SINCE THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED IT WOULD BE POSSIBLE UNDER THIS OPTION FOR ONLY ONE MONTHLY ANNUITY PAYMENT TO BE MADE, IF THE ANNUITANT AND THE SECONDARY ANNUITANT BOTH DIE PRIOR TO THE DUE DATE OF THE SECOND PAYMENT; OR ONLY TWO IF THEY BOTH DIED BEFORE THE THIRD, ETC.

OPTION IV - VARIABLE LIFE ANNUITY

A variable annuity payable monthly during the lifetime of the annuitant and ceasing with the last monthly payment due immediately preceding or coincident with the annuitant's death. SINCE THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED, IT WOULD BE POSSIBLE UNDER THIS OPTION FOR ONLY ONE MONTHLY PAYMENT TO BE MADE IF THE ANNUITANT DIES PRIOR TO THE DUE DATE OF THE SECOND PAYMENT; OR ONLY TWO IF DEATH WERE BEFORE THE THIRD, ETC.

Additional annuity options as may be agreed to by the Company are available.

     2. FIXED ANNUITY OPTIONS

In lieu of any options payable from the Accumulation Fund, the contract owner or participant may, on 30 days written notice of the Company prior to the annuity commencement date, specify that all or part of the value of the contract, less any applicable premium taxes not previously charged for, may be applied to provide a fixed annuity. The annuity purchase rates will be determined from either the rate table set forth in the contract or the Companys published rate tables applicable on the day the first monthly payment falls due, whichever is more favorable to the annuitant. A fixed annuity is payable from the Companys general assets and does not participate in the investment experience of the Accumulation Fund.

     3. PROVISIONS AFFECTING ANNUITY BENEFIT PAYMENTS

If the initial monthly annuity payment would be less than $25, payments shall be made at less frequent intervals or the values of the participants interest shall be distributed in a lump sum as selected by the contract owner or participant.

G. PAYMENTS AT DEATH

If an annuitant dies prior to the annuity commencement date, the redemption value of the contract will be payable to the beneficiary named in the contract. If the redemption value as of the valuation following the date of death is less than the total amount of purchase payments made adjusted for partial withdrawals or redemptions, the Company will also pay a death benefit from its general assets equal to the difference between the adjusted purchase payments and the redemption value.

At the death of the annuitant after the annuity has commenced, if no other provision for settlement is applicable, the amount payable, if any, will be determined as of the valuation following the date of election, which may be made within 60 days of the date of death by the beneficiary and paid in one sum to the beneficiary on receipt of acceptable proof of death by the Company at its Home Office. The beneficiary may, within 60 days following such death, elect in lieu of a lump sum payment to receive annuity payments subject to the provisions of the contract as to minimum amounts and time of election in accordance with Option I or IV or elect to have the amount payable, if any, remain in the Accumulation Fund to the credit of the beneficiary. Payment options in lieu of lump sum payment shall not be available to any estate, fiduciary, corporation, partnership or association without the consent of the Company. A BENEFICIARY ENTITLED TO RECEIVE PAYMENTS NOT BASED ON LIFE CONTINGENCIES MAY ELECT A SINGLE SUM PAYMENT EQUAL TO THE VALUE OF THE CONTRACT.

H. EARLY OR DEFERRED COMMENCEMENT DATES

The contract provides for monthly annuity benefit payments beginning on a selected annuity commencement date. However, upon written request to the Company, the contract owner or participant may change this date by electing a prior annuity commencement date or, with the Company's consent, a later annuity commencement date.

I. REDEMPTION

The redemption value of any contract on any date prior to the annuity commencement date is the product of the number of accumulation units credited to the contract multiplied by the value of an accumulation unit as the valuation next following receipt of the written request for redemption at the Home Office of the Company. The contract owner or participant may redeem his contract in whole or in part at any time prior to the annuity commencement date for an amount not exceeding its redemption value provided that the value of the contract following any partial redemption shall at least equal the minimum initial payment required to purchase such contract. The Company reserves the right to require the surrender of the variable annuity contract upon its termination.

Payment for any redemption will be made within 7 days following receipt of the request at the Home Office of the Company. The right of redemption may be suspended or the date of payment postponed (a) for any period (i) during which the New York Stock Exchange is "closed" for other than weekends or holidays or
(ii) during which trading on the New York Stock Exchange is restricted; (b) for any period during which an emergency exists as a result of which (i) disposal of securities of the Accumulation Fund is not reasonably practical or (ii) it is not reasonably practical for the Accumulation Fund to clearly determine the value of its net assets; or (c) for such other period as the Securities and Exchange Commission by order permits for the protection of the contract owners.

J. VOTING RIGHTS

Individual Contract owners and participants in Group Contracts described in this Prospectus (whether prior to or after the annuity commencement date) will be entitled to vote at meetings of the Accumulation Fund with respect to (i) any change in fundamental investment or other policies of the Accumulation Fund requiring approval of interests therein, (ii) approval of the Investment Advisory Agreement; (iii) election of the members of Board of Managers of the Accumulation Fund (iv) ratification of an independent certified public accountant for the Accumulation Fund; and (v) any other business which may properly come before the meeting.

The number of votes to which a contract owner or participant is entitled is equal to the number of variable accumulation units credited to his contract or certificate as of an evaluation not earlier than 120 days nor later than 30 days prior to the meeting as selected by the Board of Managers. Persons with a voting interest will be given written notice of the meeting and of the number of votes to which such person is entitled. Voting may be in person or by proxy. The Home Office and Agency retirement plans of the Paul Revere Life Insurance Company held a voting interest of 36% of the total vote as of December 31, 1996.

K. MISCELLANEOUS PROVISIONS

    1. OWNERSHIP RIGHTS AND LIMITATIONS

    During the lifetime of the annuitant, the contract owner or participant may, subject to the rights of any designated irrevocable beneficiary or any assignee, exercise any rights and enjoy any privileges granted by the contract including the right to designate, change or revoke any beneficiary nomination and to designate a new contract owner. Any change of beneficiary or ownership or assignment of the contract or of any benefit under it shall not be binding upon the Company unless filed at its Home Office.

The Company may rely upon the correctness of information, notice and other material furnished it by the contract owner or participant including any determination of classification of any party thereto. The contract owner shall in no event be considered an agent of the Company for any purposes under these contracts.

To the extent permitted by law, no annuitant, contingent annuitant, beneficiary or participant shall have the right to assign, alienate, encumber, anticipate or commute any benefit or  payment  under the  contract  and no  payment  shall be  subject  by attachment or otherwise to claims of creditors of any contract owner, participant, annuitant, a secondary annuitant or beneficiary.

2. TRANSFER AND EXCHANGE PRIVILEGES

Once each calendar year a contract owner (except under a Group Contract) may direct the Company to transfer all or a portion of a variable accumulation value to the general assets of the Company to provide fixed accumulation value, or all or a portion of any fixed accumulation to the variable accumulation value of the contract. The transfer will be made without charge to the contract owner and will be effected at current value at the valuation next following the receipt of the request in the Home Office of the Company. The privileges of exchange and transfer may be discontinued or modified at any time by the Company.

3. SPLITTING UNITS

The Company reserves the right to split the value of an accumulation unit, an annuity unit, or both, if such action is deemed to be in the best interest of the contract owner, annuitant and the Company. In effecting any split of unit value, strict equity will be preserved and the split will have no material effect on the benefits, provisions, or investment return of the contract owner, participant, annuitant, beneficiary or to the Company. A split may be effected to either increase or decrease the number of units.

4. ADJUSTMENTS

The   contract  owners,  participants,  annuitants,  contingent  annuitants  and beneficiaries are required to furnish all information and evidence which the Company may reasonably require in order to administer the contract. If the age, sex or other relevant facts with respect to any participant, annuitant, contingent or beneficiary are misstated, the amount of any benefit payable shall be payable on the basis of correct information. Any underpayment by the Company will be paid in full with the next payment due following the determination of the true facts and any overpayment may be deducted with interest at the rate of 5% per annum for any amounts payable thereafter or charged to the person overpaid or his representative. The Company may require proof of age before making any annuity payments and reserves the right to require evidence satisfactory to it that the annuitant is living on the date on which any annuity payment is due.

5. EXPERIENCE CREDITS - GROUP CONTRACTS

Experience credits may be allowed on Group Contracts as of any contract anniversary in accordance with the experience credit plan of the Company in force at the time. Any experience credits allowed will be credited or applied in accordance with plan provisions. In no event will experience credits reduce the number of accumulation units credited to the contract or any participant in the Accumulation Fund. The granting of experience credits is at the sole discretion and expense of the Company and it is not obligated to grant such credits. Experience credits will not be available under Individual Contracts.

For each of the last three fiscal years ended December 31, 1996, no experience credits have been granted.

6. MODIFICATION OF GROUP CONTRACTS

The Group Contract may be modified in any respect by written agreement between the contract owner and the Company so long as such modification does not reduce or take away accumulation value credited to a participant or any annuity previously provided under the contract. No such modification by the Company will modify the annuity purchase rates with respect to any accumulation value credited to the contract unless the modification is for the purpose of conforming the contract to requirements of the IRC.

PRIOR CONTRACTS

A. FLEXIBLE PAYMENT CONTRACTS ISSUED PRIOR TO
    JUNE 1, 1977

The following contract provisions shall remain in effect for contracts issued prior to June 1, 1977 and shall not apply to contracts issued after that date.

The charge for sales and administration is based upon the aggregate amount of all purchase payments made under the contract, including payments then being made, in accordance with the following:

                                                       ADMIN-
            PURCHASE       TOTAL         SALES       ISTRATIVE
            PAYMENTS      CHARGES       CHARGES       CHARGES
           -----------------------------------------------------
First       $   5,000          8.0%          5.5%          2.5%
Next            5,000          7.5           5.0           2.5
Next            5,000          7.0           4.5           2.5
Next            5,000          6.5           4.0           2.5
Next            5,000          6.0  *        3.5           2.5*
Next           25,000          5.0  *        2.5           2.5*
Next           50,000          4.0  *        1.5           2.5*
Over          100,000          2.0  *        1.25          0.75*

*Maximum administrative charge deducted from one purchase payment is $500.

Total purchase payments in force under Individual Flexible Purchase Payment Annuity Contracts issued by the Insurance Company and owned by contract owner, his spouse or his children under age 21 years are combined for the purpose of determining the aggregate amount of purchase payments.

Contracts issued prior to June 1, 1977 shall not be subject to the $1 collection fee assessed against each purchase payment.

B. GROUP CONTRACTS ISSUED PRIOR TO JUNE 1, 1977

The following provisions shall remain in effect for all Group Contracts issued prior to June 1, 1977 and shall not apply to such contracts after that date.

The charge for sales and administration will be 6% of each purchase payment, 3.5% representing the sales charge and 2.5% the administration charge.

A participant may request transfer of the accumulation value credited to any other Group Contract issued by the Company under which the participant also qualifies as a participant or to an Individual Contract issued by the Company, in either case without charge.

Contracts issued prior to June 1, 1977 shall not be subject to the $1 collection fee assessed against each purchase payment.

C. GROUP DEPOSIT ADMINISTRATION VARIABLE
     ANNUITY CONTRACTS

Prior to 1984, the Company issued Group Deposit Administration Variable Annuity Contracts which were issued as master group contracts to employers or trustees to cover all present and future participants under a plan. The basic features of these contracts were substantially the same as those outlined for contracts in this Prospectus.

Certain of these contracts remain in force and purchase payments are continuing to be received in connection therewith.

Such contracts issued between June 1, 1980 and January 1, 1984 were subject to a sales charge based on the aggregate amount of all purchase payments made under the contract including the payment then being made in accordance with the following table.

            PURCHASE       SALES
            PAYMENTS      CHARGES
           -------------------------
First       $  15,000          5.0%
Next           10,000          3.5
Next           25,000          2.5
Over           50,000          2.0

Contracts issued between June 1, 1977 and June 1, 1980 were subject to one of two sets of sales charges. Those contracts where the Insurance Company provided service functions including but not limited to assistance in initial establishment of employee benefit plan, plan design, employee booklet preparation, actual evaluation, tax reporting and individual record keeping were subject to the following sales charges:

            PURCHASE       SALES
            PAYMENTS      CHARGES
           -------------------------
First       $  15,000          7.5%
Next           10,000          6.0
Next           25,000          5.0
Next           50,000          4.0
Over          100,000          2.0

Contracts to which the Company provided no service functions were subject to the same sales charges as applied to contracts issued between June 1, 1980 and January 1, 1984.

Contracts issued prior to June 1, 1977 were, and continue to be, subject to sales charges as shown below except where the sales charges of the later contracts are more favorable to the contract owner. In such cases the more favorable sales charge is made.

                                                       ADMIN-
            PURCHASE       TOTAL         SALES       ISTRATIVE
            PAYMENTS      CHARGES       CHARGES       CHARGES
           -----------------------------------------------------
First       $   5,000          8.0%          5.5%          2.5%
Next            5,000          7.5           5.0           2.5
Next            5,000          7.0           4.5           2.5
Next            5,000          6.5           4.0           2.5
Next            5,000          6.0  *        3.5           2.5*
Next           25,000          5.0  *        2.5           2.5*
Next           50,000          4.0  *        1.5           2.5*
Over          100,000          2.0  *        1.25          0.75*

*The maximum administrative charge deducted from one purchase payment is $500.

Only contracts issued after June 1, 1977 are subject to a collection fee, which is currently $1. (See Collection Fee, page 9.)

The Company reserves the right to modify these contracts in any respect on the 10th or subsequent contract anniversary including the right to increase sales and administrative charges or annuity purchase rates as to payments received subsequent to such modification.

                               FIXED ACCUMULATION

Individual Variable Annuity Contracts described in this Prospectus have a fixed accumulation provision which if selected by the contract owner permits an accumulation at a fixed current rate of interest. This rate is set from time to time for a specific period. The interest rate credited will never be less than 3 1/2%. Accumulations under the fixed accumulation provision of these annuity contracts become part of the general assets of the Company which support insurance and obligations generally. Because of exemptive and exclusionary provisions, interest in the general assets have not been registered under the Securities Act of 1933 ("1933 Act") nor are the general assets of the Company registered as an investment company under the 1940 Act. Accordingly neither the general assets nor any assets therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosure regarding the fixed portion of the annuity contracts and the general assets, however, may be subject to certain generally applicable provisions of Federal Securities Law related to the accuracy and completeness of the statements made in prospectuses.

                               FEDERAL TAX STATUS

INTRODUCTION

The variable annuity contracts described in this Prospectus are designed for use in connection with retirement plans that may or may not be qualified plans under
Section 401, 403, and 408 of the IRC. The ultimate effect of federal income tax on variable accumulation value, on the annuity payments, and on the economic benefit to the owner, participant, annuitant, payee or the beneficiary depends on the Company's tax status, upon the type of retirement plan for which the contract was purchased and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature, is based upon the Company's understanding of current federal income tax law (including recently enacted amendments), and is not intended as tax advise. Any person concerned with these tax implications should consult a competent tax advisor.

TAXATION OF ANNUITIES IN GENERAL

Section 72 of the IRC governs taxation of annuities in general. No taxes are imposed on increases in value of the variable annuity contract until distribution occurs as either annuity payments under an annuity option elected or in the form of a cash withdrawal or lump sum payment prior to the annuity commencement date, except where the variable annuity contract is owned by a person who is not a natural person (e.g. corporation). In such cases, the income of the contract is treated as ordinary income received or accrued by the owner during that taxable year (See IRC Section72 (u)(l)). Section 72 of the IRC has been amended by the Tax Equity and Fiscal Responsibility Act of 1982 ("TEFRA"), the Tax Reform Act of 1984 ("The 1984 Act"), the Tax Reform Act of 1986 ("TRA-86"), and more recently the Technical and Miscellaneous Revenue Act of 1988 ("TAMRA"), the Omnibus Budget Reconciliation Act of 1989 ("OBRA") and the Revenue Recognition Act of 1990. The following discussion of annuity taxation applies only to contributions and attributable earnings made to contracts after August 13, 1982 as affected by TEFRA, the 1984 Act, TRA-86, TAMRA, OBRA and the Revenue Recognition Act of 1990. If an owner or participant has made contributions before August 14, 1982 to another annuity contract and exchanges that contract for a variable annuity contract offered by this Prospectus, then different tax treatment may apply to contributions (and attributable earnings) made before August 14, 1982.

In the case of a non-qualified variable annuity contract (Flexible or Single) a partial cash withdrawal (i.e., a withdrawal of less than the entire value of the contract) or if the annuity contract is assigned or pledged as collateral for a loan, the amount of the loan or withdrawal will be treated as taxable income until all amounts in excess of cost basis are accounted for. In the case of a qualified contract, the portion of the distribution which bears the same ratio to the total distribution as the investment in the contract bears to the total value of the accrued benefit as of the date of the distribution, is excludable from gross income. In the case of most qualified contracts, however, the cost basis of the employee beneficiary will be zero and distributions prior to the annuity commencement date will therefore be taxable in full. The taxable portion of a withdrawal or lump sum payment prior to the annuity commencement date is subject to taxes as ordinary income. In case of payments after the annuity commencement date under an annuity option, a portion of each payment, generally, is taxable as ordinary income. The taxable portion is determined by applying to each payment an "exclusion ratio" which is the ratio the cost basis in the contract bears to the expected return on the contract. The amount in excess of the "exclusion amount" is taxable. If the owner recovers his entire cost basis during the term of annuity payments, then the "exclusion ratio" will no longer apply and the whole annuity payment will be taxable. In the case of Flexible and Single Contracts issued on a non-qualified basis, taxable cash withdrawals and lump sum payments will be subject to a 10% penalty except when made under certain circumstances. This 10% penalty also affects certain annuity payments. This penalty will not apply to distributions which are: (a) made to an owner after the owner reaches 59 1/2; (b) made to a beneficiary or the estate of an annuitant upon death of the annuitant; (c) attributable to owners becoming disabled so as to be unable to engage in any substantial gainful occupation or activity by reason of any medically determinable mental or physical impairment which can be expected to result in death or to be of long, continuing and indefinite duration; (d) allocable to purchase payments made before August 14, 1982; (e) made from a qualified pension plan; (f) one in a series of substantially equal periodic payments made for the life of the annuitant or the joint lives of that annuitant and his beneficiary; (g) distributions under an immediate variable annuity contract; or (h) which is purchased by an employer upon termination of a qualified plan and held by the employer until such time as the employee separates from service.

In addition, contracts will not be treated as annuity contracts for purposes  of section 72 unless the contract provides (a) that if the contract owner dies on or after the annuity starting date but prior to the time before the entire interest in the contract has been distributed the remaining portion of the interest must be distributed at least as rapidly as under the method of distribution in effect at the time of the contract owners death; and (b) if the contract owner dies prior to the annuity commencement date the entire interest must be (i) distributed within five years after the death of the owner or (ii) distributed as annuity payment over the life of a designated beneficiary (or over a period that does not extend beyond the life expectancy of a designated beneficiary) and such distribution begins within one year of the contract owners death. However, the contract may be continued in the name of the spouse of the contract owner.

THE COMPANY BELIEVES THAT THE CONTRACTS DESCRIBED IN THIS PROSPECTUS MEET THESE REQUIREMENTS.

Withholding for federal income taxes on some distributions may be required unless the recipient elects not to have such amounts withheld and properly notifies the Company of that election.

QUALIFIED PLANS

The variable annuity contracts may be used with several types of qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and terms and conditions of the plan itself. Purchasers of variable annuity contracts for use with any qualified plan should seek competent legal and tax advice regarding the suitability of the contracts.

A. SECTION 403(B) PLANS

Under Section 403(b) of the IRC payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes.

B. INDIVIDUAL RETIREMENT ANNUITIES

Sections 219 and 408 of the IRC permit individuals or their employers to contribute to an individual retirement program known as "Individual Retirement Annuity" or "IRA". IRA's are subject to limitations on the amount which may be contributed and the time when distributions may commence. In addition, distribution from certain other types of qualified plans may be placed into an IRA on a tax deferred basis.

C. CORPORATE PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the IRC permit corporate employers to establish various types of plans for employees. Such retirement plans may permit the purchase of a variable annuity contract to provide benefits under the plans.

D. H.R.-10 PLANS

The Self-Employed Individual Tax Retirement Act of 1962 as amended, commonly referred to as "H.R.-10" permits self- employed individuals to establish tax qualified plans for themselves and their employees. These plans are limited by law to maximum permissible contribution, distribution dates and non-forfeitability of interest. In order to establish such a plan, a plan document, usually in the form approved in advance by the Internal Revenue Service, is adopted and implemented by the employer.

                            CHANGES IN OPERATION OF
                              THE SEPARATE ACCOUNT

The Company reserves the right, subject to compliance with applicable law, (1) to operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law, (2) to deregister the Separate Account under the 1940 Act in accordance with the requirements of the 1940 Act and (3) to substitute the shares of any other registered investment company for the Fund shares held by the Separate Account, in the event that Fund shares are unavailable for Separate Account investment, or if the Company shall determine that further investment in such fund shares is inappropriate in view of the purpose of the Separate Account. In no event will the changes described above be made without notice to contract owners in accordance with the 1940 Act.

The company reserves the right, subject to compliance with applicable law, to change the name of the Separate Account.

                               LEGAL PROCEEDINGS

There are no material legal proceedings pending to which the Company or the Accumulation Fund is a party or of which property of either of them is subject.

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS

General Information and History of the Company and the Accumulation Fund

Investment Objective and Policies

Management:

  Board of Managers of the Accumulation Fund
  Directors and Principal Officers of the Company
  Remuneration of the Board of Managers
  Remuneration of the Directors and Principal
    Officers of the Company
  Election of the Board of Managers

Investment Advisory Services:
  Investment Advisory Agreement
  Sales and Administrative Services Agreement
  Investment Sub-Advisory Agreement
  Ownership and Control

Brokerage Allocation

Underwriters

Purchase and Pricing of Contracts

Annuity Payments

Report of Independent Auditors

Financial Statements of the Contract
  Accumulation Fund

Report of Independent Auditors

Financial Statements of The Paul Revere
  Variable Annuity Insurance Company

--------------------------------------------------------------------------------
                       THE

        PAUL REVERE
                          VARIABLE ANNUITY
                          CONTRACT ACCUMULATION FUND
                          PROSPECTUS

                          - "LEVEL CHARGE" VARIABLE ANNUITY
                           CONTRACTS

                          - INDIVIDUAL VARIABLE ANNUITY
                           CONTRACTS

                          - GROUP
                           VARIABLE
                           ANNUITY
                           CONTRACTS

        [LOGO]

--------------------------------------------------------------------------------
                                 MAY 1, 1997              -REGISTERED TRADEMARK-

                                          WORCESTER, MASSACHUSETTS

                          508-799-4441

--------------------------------------------------------------------------------

                                     [LOGO]

--------------------------------------------------------------------------------
                                                          -REGISTERED TRADEMARK-

                                  WORCESTER, MA 01608

                                  FORM 5373-96

--------------------------------------------------------------------------------
                       THE

        PAUL REVERE
                          VARIABLE ANNUITY
                          CONTRACT ACCUMULATION FUND
                          STATEMENT OF
                          ADDITIONAL INFORMATION

                          (TO BE USED WITH PROSPECTUS, MAY, 1, 1997)

                          - "LEVEL CHARGE" VARIABLE ANNUITY
                           CONTRACTS

                          - INDIVIDUAL VARIABLE ANNUITY
                           CONTRACTS

                          - GROUP
                           VARIABLE
                           ANNUITY
                           CONTRACTS

        [LOGO]

--------------------------------------------------------------------------------
                                           MAY 1, 1997    -REGISTERED TRADEMARK-

                                          WORCESTER, MASSACHUSETTS

                          508-799-4441

                      STATEMENT OF ADDITIONAL INFORMATION
                     TO BE USED WITH MAY 1, 1997 PROSPECTUS
          THE PAUL REVERE VARIABLE ANNUITY CONTRACT ACCUMULATION FUND
                           VARIABLE ANNUITY CONTRACTS
                                    Sold By
               THE PAUL REVERE VARIABLE ANNUITY INSURANCE COMPANY
                  Worcester, Massachusetts 01608 508-799-4441

This Statement of Additional Information should be used to supplement information provided by the May 1, 1997 Prospectus, which describes Variable Annuity Contracts ("Contracts") offered by The Paul Revere Variable Annuity Insurance Company ("Company" or "PRV").

This Statement of Additional Information is not a Prospectus. Please read the Prospectus carefully before purchasing any of the contracts offered by the Company. The Statement of Additional Information should be read with the Prospectus. The Prospectus sets forth information about the contracts and the Paul Revere Variable Annuity Contract Accumulation Fund ("Accumulation Fund" or "Fund") that a prospective investor ought to know before investing. The Prospectus may be obtained, without charge, upon written or oral request received by the Insurance Company at its Home Office located at 18 Chestnut Street, Worcester, Massachusetts 01608. Please refer to the Table of Contents for a cross-reference index to the Prospectus.

      The date of this Statement of Additional Information is May 1, 1997.
                   The date of the Prospectus is May 1, 1997.

                               TABLE OF CONTENTS

General Information and History
 of the Company and
 the Accumulation Fund..........................          3
Investment Objective and Policies...............          4
Management:
  Board of Managers of the
    Accumulation Fund...........................          5
  Directors and Principal Officers
    of the Company..............................          6
  Remuneration of the Board of Managers.........          8
  Remuneration of the Directors
    and Principal Officers of
    the Company.................................          8
  Election of the Board of Managers.............          8
Investment Advisory Services
  Investment Advisory Agreement.................          8
  Sales and Administrative
    Services Agreement..........................          9
  Investment Sub-Advisory Agreement.............          9
  Ownership and Control.........................         11
Brokerage Allocation............................         11
Underwriters....................................         12
Purchase and Pricing of Contracts...............         12
Annuity Payments................................         13
Report of Independent Auditors..................         14
Financial Statements of the Contract
 Accumulation Fund..............................         15
Report of Independent Auditors..................         26
Financial Statements of The Paul Revere Variable
 Annuity Insurance Company......................         27

                             WHERE THIS INFORMATION
                              CAN BE FOUND IN THE
                                   PROSPECTUS
                               TABLE OF CONTENTS

General Information and History
 of the Company and
 the Accumulation Fund..........................          3
Investment Objective and Policies...............          7
Management:
  Board of Managers of the
    Accumulation Fund...........................          8

Investment Advisory Services:
  Investment Advisory Agreement.................          8
  Sales and Administrative
    Services Agreement..........................          8
  Investment Sub-Advisory Agreement.............          8
Brokerage Allocation............................         10
Purchase and Pricing of Contracts...............         11
Annuity Payments................................         12

                       GENERAL INFORMATION AND HISTORY OF
                              THE COMPANY AND THE
                               ACCUMULATION FUND

The Company serves as insurer and principal underwriter, and as investment advisor to The Accumulation Fund. The Company was organized on August 6, 1965 under Massachusetts General Laws and is a stock life insurance company, wholly-owned by The Paul Revere Life Insurance Company ("PRL"), a Massachusetts corporation. Each has its principal office at 18 Chestnut Street, Worcester, Massachusetts. The Paul Revere Life Insurance Company is wholly-owned by The Paul Revere Corporation ("Paul Revere"), a Massachusetts corporation with its principal office at 18 Chestnut Street, Worcester, Massachusetts. Paul Revere is comprised of The Paul Revere Life Insurance Company, The Paul Revere Variable Annuity Insurance Company, The Paul Revere Protective Life Insurance Company and other non-insurance affiliates.

Paul Revere was formerly 83%-owned by Textron Inc. and 17%-owned by Textron Inc. and 17%-owned publicly. On April 29, 1996, Paul Revere and Provident Companies, Inc. ("Provident") announced they had signed a definitive merger agreement pursuant to which Patriot Acquisition Corporation, a wholly owned subsidiary of Provident would merge with and into Paul Revere with Paul Revere as the surviving corporation. On November 6, 1996, Paul Revere and Provident announced that they had amended and restated the merger agreement to, among other things, extend the date as of which the parties would be entitled to terminate the agreement and to adjust the exchange ratio to be used in determining the number of shares of Provident common stock that Textron will receive in the transaction (as amended, the "Merger Agreement"). The transaction closed on March 27, 1997. Provident is a Delaware corporation with its principal office at 1 Fountain Square, Chattanooga, Tennessee 37402.

The Accumulation Fund was organized on December 22, 1965 and is registered as a diversified, open-end investment company under the Investment Company Act of 1940 ("1940 Act"). The Accumulation Fund is the separate account through which the Company sets aside separate and apart from its general assets, assets attributable to variable annuity contracts. Under Massachusetts law, regulation of the Company by the Insurance Commissioner of Massachusetts includes regulation of its Accumulation Fund which is not a separately incorporated entity. The Company is subject to the laws of Massachusetts governing life insurance through the regulation of the Massachusetts Commissioner of Insurance ("the Commissioner"). An Annual Statement in prescribed form is filed with the Commissioner on or before March 1 of each year covering the operations of the Company for the preceding year and its financial condition as of December 31 of such year. Its books and assets are subject to review and examination by the Commissioner or his agent at all times. A full examination of its operations is conducted by the Commissioner at least once every 3 years. In addition, the Company is subject to insurance laws and regulations of other states where it is licensed to operate.

The Company is taxed as a life insurance company under Sub-Chapter L of the Internal Revenue Code. Although the operations of the Accumulation Fund are accounted for separately from other operations of the Company for purposes of federal taxation, the Accumulation Fund is not separately taxed as a regulated investment company or otherwise as a taxable entity separate from the Company. Under existing federal income tax laws, the income (consisting primarily of interest, dividends and net capital gains) of the Accumulation Fund, to the extent that it is applied to increase reserves under variable annuity contracts, is not taxable to the Company.

The Rules and Regulations of the Accumulation Fund provide for a five-member Board of Managers, members being elected at annual meetings for 3-year terms. A majority of the Board of Managers will not be "interested persons" as defined in
Section 2(a) of the 1940 Act.

Investment custodial services are provided through an agreement between the Company and Mellon Bank, 1 Mellon Bank Center, Pittsburgh, Pennsylvania 15258-0001. The Accumulation Fund's independent certified public accountant is Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116.

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the contracts and the Accumulation Fund discussed in the Prospectus. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the

Prospectus. Statements contained in the Prospectus concerning the content of the contract and legal instruments are only summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Commission.

The laws and regulations of the states in which the Company is licensed contain various requirements as to the amounts of stockholder's equity which the Company is required to maintain. The Company's statutory capital and surplus of $72,583,484 and $66,526,066 as of December 31, 1996 and 1995, respectively, is in compliance with the requirements of all such states. The Company is subject to various state insurance regulatory restrictions that limit the maximum amounts of dividends available for payment without prior approval. Under current law, during 1997, approximately $10,131,050 will be available for payment of dividends by the Company without state insurance regulatory approval. Dividends in excess of this amount may only be paid with regulatory approval. Statutory net income for 1996, 1995 and 1994 was $12,450,268, $8,948,085, and $6,686,096,
respectively. The Company declared and paid dividends to its parent, PRL, of $8,000,000 in 1996, $8,000,000 in 1995 and $11,000,000 in 1994.

                       INVESTMENT OBJECTIVES AND POLICIES

The primary investment objective of both Series of the Accumulation Fund is growth of capital. The assets of the Accumulation Fund will usually be invested in common stocks believed to have potential for growth but may, from time to time, be invested in other securities. When deemed necessary for defensive purposes, the Accumulation Fund may substantially increase that portion of its assets invested in fixed income obligations and held in cash. As the contracts are subject to the risks associated with common stock investments and changing economic conditions, there can be no assurance that the investment objective will be attained. Please refer to the Prospectus for a description of all fundamental and non-fundamental investment policies.

Fundamental investment policies may not be changed without the approval of a majority in interest of the owners of annuity contracts to which variable accumulation units are credited. A majority in interest of the owners of variable annuity contracts means the vote of (a) 67% or more of the vote of the contract owners present and entitled to vote at the meeting, if contract owners who hold with the power to vote over 50% of the variable accumulation units outstanding are present or represented by proxy; or (b) more than 50% of the variable accumulation units outstanding, whichever is less. Non-fundamental investment policies may be changed by a vote of the Board of Managers.

On December 31, 1996, the Accumulation Fund did not own any restricted securities. If the Accumulation Fund buys restricted securities in the future, the Board of Managers will be required to value such securities in good faith in determining the net asset value of the Accumulation Fund. If the Accumulation Fund sells such securities, it may be deemed an "Underwriter" (as such term is defined in the Securities Act of 1933 and the Rules and Regulations promulgated by the Securities and Exchange Commission thereon) with respect thereto, and registration of such securities under the Securities Act may be required. The Accumulation Fund will endeavor to have the issuer or some other person agree to bear the expenses of such registration but if there is no agreement, the Accumulation Fund might have to bear such expenses which could be substantial. Where registration is required a considerable period may elapse between the time when the decision may be made to sell securities and the time the Accumulation Fund may be permitted to sell under an effective registration statement. During such period, if adverse market conditions develop, the Accumulation Fund may not be able to obtain as favorable a price as that prevailing at the time the decision to sell is made.

The Company has at various times deemed it necessary for defensive purposes to substantially increase the portion of the Fund's assets in unsecured short-term notes, normally maturing within two weeks of the date of purchase. It is the Fund's policy to limit purchases in corporate short-term notes to notes rated "Prime-I" by Moody's Investors Services. The percentage of the Fund's net assets held in short-term notes at December 31, 1996, 1995 and 1994 amounted to 0%, 5.6%, and 0%, respectively. MFS Institutional Advisors, Inc. ("MFSI"), formerly MFS Asset Management, Inc., in its capacity as sub-advisor selects the securities for purchase and sale by the Accumulation Fund. Changes in the Accumulation Fund's investments are reviewed by the Board of Managers. The aggregate portfolio turnover rates for the years 1996, 1995 and 1994 were 81%, 65%, and 64%, respectively.

                                   MANAGEMENT

A. BOARD OF MANAGERS OF THE ACCUMULATION FUND

The property and business of the Accumulation Fund are managed by a Board of Managers elected by the owners of contracts to which variable accumulation units are credited. A majority of the Accumulation Fund's five managers namely Messr. Short and Miller and Ms. Sadowsky are not deemed to be "interested persons" of the Accumulation Fund or the Company as defined in the Investment Company Act of 1940 ("1940 Act").

                                           PRINCIPAL OCCUPATIONS
NAME AND ADDRESS                  AGE      DURING PAST 5 YEARS

*John H. Budd, Chairman               58   Director, Senior Vice President, General Counsel and
18 Chestnut Street                           Secretary of PRV.
Worcester, Massachusetts

Gordon T. Miller, Vice                74   Retired; Former Vice President and Director of
Chairman                                     Industrial Relations of Barry Wright Corporation,
14 Eastwood Road                             Newton Lower Falls, Massachusetts.
Shrewsbury, Massachusetts

*Aubrey K. Reid, Jr.                  69   Retired; Director Emeritus and Former President of
18 Chestnut Street                           PRV and PRL.
Worcester, Massachusetts

Joan Sadowsky                         66   Retired; Former Vice President of Human Resources,
142 Winifred Avenue                          Atlas Distributing Corporation, Auburn,
Worcester, Massachusetts                     Massachusetts.

William J. Short                      61   President, Worcester Area Chamber of Commerce,
33 Waldo Street                              Worcester, Massachusetts
Worcester, Massachusetts

*indicates "interested persons" as defined in the Investment Company Act of 1940.

B. DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

The following table shows the names, addresses, and principal occupations of all directors and principal executive officers of the Company as of December 31, 1996.

NAME AND ADDRESS        AGE      PRINCIPAL OCCUPATION

Donald E. Boggs             51   Director, Executive Vice President.
18 Chestnut St.
Worcester, MA
01608

John H. Budd                58   Director, Senior Vice President, General Counsel and
18 Chestnut St.                    Secretary.
Worcester, MA
01608

Gerald M. Gates             46   Director, Senior Vice President.
18 Chestnut St.
Worcester, MA
01608

M. Katherine                45   Director, Vice President.
Hessel
18 Chestnut St.
Worcester, MA
01608

J. Andrew Hilbert           38   Director, Senior Vice President, Chief Financial Officer
18 Chestnut St.                    and Treasurer.
Worcester, MA
01608

John D. Lemery              46   Director, Senior Vice President and Chief Investment
18 Chestnut St.                    Officer.
Worcester, MA
01608

Barry E. Lundquist          45   Director, Senior Vice President.
18 Chestnut St.
Worcester, MA
01608

Gary W. MacConnell          62   Director, Vice President and Chief Information Officer.
18 Chestnut St.
Worcester, MA
01608

Richard L. Mucci            46   Director, Executive Vice President and Chief Operating
18 Chestnut St.                    Officer.
Worcester, MA
01608

Bruce A. Richards           37   Senior Vice President and Chief Actuary.
18 Chestnut St.
Worcester, MA
01608

Charles E. Soule            62   Director, President.
18 Chestnut St.
Worcester, MA
01608

Effective March 27, 1997 at the time of Provident's acquisition of Paul Revere, new directors and principal executive officers of the Company were elected, as set forth below:

NAME AND ADDRESS                     AGE      PRINCIPAL OCCUPATION

William L. Armstrong                     59   Chairman, Ambassador Media Corporation
1625 Broadway, Suite 780
Denver, CO 80202

William H. Bolinder                      53   Member of the Corporate Executive Board, Zurich
1400 American Lane                              Insurance Company
Schaumburg, IL 60196

J. Harold Chandler                       47   Chairman, President & CEO, Provident Companies, Inc.
1 Fountain Square
Chattanooga, TN 37402

Steven M. Gluckstern                     45   Member of the Corporate Executive Board, Zurich
1 Chase Manhattan Plaza                         Insurance Company
New York, NY 10005

Charlotte M. Heffner                     59   Trustee, The Maclellan Foundation
1 Fountain Square
Chattanooga, TN 37402

Hugh B. Jacks                            62   President, Potential Enterprises
101 Carnoustie
Shoal Creek, AL 35242

William B. Johnson                       59   Chairman & Chief Executive Officer, The Ritz-Carlton
3414 Peachtree Road, NE                         Hotel Company, LLC
Suite 300
Atlanta, GA 30326

Hugh O. Maclellan, Jr.                   57   President, The Maclellan Foundation
1 Fountain Square
Chattanooga, TN 37402

A.S. MacMillan                           52   Chief Executive Officer, Team Resources, Inc.
River Edge One, Suite 425
5500 Interstate North
  Parkway, NW
Atlanta, GA 30328-4604

C. William Pollard                       58   Chairman, the ServiceMaster Company
One ServiceMaster Way
Downers Grove, IL 60515

Scott L. Probasco, Jr.                   68   Director and Chairman of the Executive Committee,
736 Market Street, 16th floor                   SunTrust Banks, Inc.
Chattanooga, TN 37402

Steven S Reinemund                       48   Chairman and Chief Executive Officer, Frito-Lay, Inc.
7701 Legacy Drive
Plano, TX 75024

Burton E. Sorensen                       67   Retired Chairman and Chief Executive Officer, Ford
2 Wall Street                                   Securities Corporation
New York, NY 10005

Thomas R. Watjen                         42   Vice Chairman and Chief Financial Officer, Provident
1 Fountain Square                               Companies, Inc.
Chattanooga, TN 37402

C. REMUNERATION OF THE BOARD OF MANAGERS

The Accumulation Fund is responsible for payment of fees and expenses of the members of the Board of Managers as well as expenses for audit of the Accumulation Fund. All other expenses or services relative to the operation of the Accumulation Fund are paid for by the Company for which it deducts certain amounts from purchase payments and from the Accumulation Fund (See Prospectus, page 8). Members of the Board of Managers who are also active or retired officers, directors or employees of the Company do not receive any fees from the Accumulation Fund. These members are deemed to be interested persons and receive direct remuneration or an indirect benefit as active or retired officers and/or stockholders of the Company. The total aggregate remuneration paid by the Accumulation Fund to all members of the Board of Managers for the fiscal year ended December 31, 1996 was $12,600. This amount represents consideration paid for attendance at meetings of the Board of Managers. Reimbursement for expenses incurred may also be made if and when applicable.

D. REMUNERATION OF THE DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

The aggregate remuneration paid in 1996 to the directors and principal officers of the Company was $252,176. This amount includes all forms of compensation. No officer or director of the Company individually received in 1996 direct or indirect remuneration from the Company in excess of $62,119.

E. ELECTION OF THE BOARD OF MANAGERS

Under Article III of the Rules and Regulations of the Accumulation Fund, members of the Board of Managers are elected at the annual meeting to serve for the term of three years, following those whose terms are then expiring, provided that when terms of more than two members of the Board expire in the same year, the term of members to be elected shall be adjusted in such a manner that terms of at least one but not more than two members shall expire in each of the next three years.

Under the terms of the 1940 Act, the Accumulation Fund must have a Board of Managers, not more than sixty-percent of the members of which are deemed to be "interested persons" of the Accumulation Fund or its Investment Advisor/Principal Underwriter as defined in the 1940 Act. Two members of the Board of Managers whose terms continue -- namely Mr. Short and Mr. Miller -- are not deemed to be "interested persons" as defined in the 1940 Act. Of the two nominees for election, Mrs. Sadowsky is not deemed to be an "interested person" as defined in the 1940 Act whereas Mr. Budd is so deemed. Of the three members of the Board of Managers whose terms continue, Mr. Reid is deemed to be an "interested person" by virtue of his status as active or retired officer and/or director of the Investment Advisor.

                          INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISORY AGREEMENT

The Company currently serves as investment advisor to the Accumulation Fund pursuant to an Investment Advisory Agreement, which was approved by contract owners on August 16, 1984. The agreement must be renewed each year by a majority of the Accumulation Fund's Board of Managers who are not parties to the agreement or not interested persons of any part to the agreement.

Under the agreement, the Company agrees to provide "investment advisory services" to the Accumulation Fund. In that connection, it is required specifically to provide the

Board of Managers continuously with an investment program for its approval or rejection and, if rejected, to submit another program for consideration.

Pursuant to the agreement, the Company is responsible for all duties related to the investment, reinvestment and safekeeping of the assets of the Accumulation Fund and for all expenses attributable to performing its investment advisory services, including costs of compensating officers and employees of the Company connected with providing investment advisory services to the Fund.

In connection with the Company's obligations under the agreement, the Company bears the cost of all services and expenses attributable to the maintenance and operation of the Accumulation Fund (other than costs relating to the administration and distribution of the variable annuity contracts, which are provided for in the current Sales and Administration Agreement for the Accumulation Fund). These costs include, among other things: fees paid to MFSI pursuant to the Investment Sub-Advisory Agreement between the Company and MFSI as described below; fees required by federal and state securities regulatory authorities and the National Association of Securities Dealers, Inc.; costs of maintaining the books and records of the Fund; outside legal, accounting, actuarial and other professional costs; costs of determining the net asset value of each series of the Accumulation Fund; and other out-of-pocket expenses relating to the Fund, including salaries, rent, postage, telephone, travel, office equipment and stationery. All brokerage commissions and other fees relating to purchases and sales of investments for the Accumulation Fund are paid out of the assets of the Fund.

For its advisory services to the Fund under the agreement, the Company charges an amount which equals, on an annual basis, 0.50% of the average daily net asset value of each Series of the Fund. This charge is paid weekly by the Fund. At December 31, 1996, the net asset values for each series of the Fund were $4,939,806 (Series N) and $18,070,112 (Series Q). For the fiscal years ended December 31, 1996, 1995 and 1994, the Company received fees under the agreement aggregating $134,458, $191,061, and $167,704, respectively.

SALES AND ADMINISTRATIVE
SERVICES AGREEMENT

The Company also acts as principal underwriter and performs administrative functions pursuant to a Sales and Administrative Services Agreement between the Company and the Accumulation Fund dated February 19, 1970 and re-executed on February 16, 1989.

Under the agreement, the Company acts as principal underwriter and performs administrative functions relative to variable annuity contracts, receiving as compensation the sales and administration charge deducted from purchase payments as described in the Prospectus. The total sales and administration charges received by the Company in 1996, 1995 and 1994 were $4,434, $4,452, and $6,529, respectively.

The Company also received $268,915, $382,123, and $335,408 from the Accumulation Fund during 1996, 1995 and 1994, respectively, as its charge for assuming the mortality and expense risks under its variable annuity contracts, this representing a charge on each valuation date of an amount which, on an annual basis, equals 1% of the average daily net asset value of the Accumulation Fund as permitted under the Sales and Administrative Services Agreement. At the present time the Company believes there are no statutory or regulatory limitations on the expenses that may be deducted from the Accumulation Fund, but the Company assures that all expense deductions, other than for taxes, will not exceed 2% annually based upon the average daily net asset value of the Accumulation Fund.

The average daily net asset value of the Accumulation Fund means the sum of the net asset value of the appropriate Series of the Accumulation Fund respectively computed on each valuation during the period divided by the number of valuations.

INVESTMENT SUB-ADVISORY AGREEMENT

Under  the  Investment  Advisory  Agreement between  the  Accumulation  Fund and
Company, the Company is specifically authorized to employ one or more sub-advisors in connection with the services to be performed and obligations to be assumed by the Company. Pursuant thereto, the Company entered into an Investment Sub-Advisory Agreement ("Sub-Agreement") with Massachusetts Financial Services Company ("MFS") which was approved by a majority of contract owners on August 16, 1984. In 1996, this relationship was taken over by MFSI, a wholly-owned subsidiary of MFS. The Sub-Agreement is subject to the same terms for approval, renewal and termination as the Agreement itself.

Under the Sub-Agreement, MFSI, subject to the supervision of the Company and the Board of Managers, is responsible for all aspects of day-to-day management of the investments of the Accumulation Fund. Among other things, it is required to
(i) perform research and evaluate pertinent data; (ii) provide the Board with an investment program for the Fund for its approval; (iii) make investment decisions and carry them out by placing orders for the execution of portfolio transactions consistent with the investment policies of the Fund as set forth in its current Prospectus; (iv) report to the Board of Managers at least quarterly with respect to the implementation of the approved investment plan; (v) transmit to the Company information necessary for the Company to perform its responsibilities with respect to the Fund; (vi) create and maintain brokerage records as required by law; and (vii) provide the office space, material and personnel necessary to fulfill its obligations under the Sub-Agreement and to pay all expenses incurred by it in connection with its activities. However, MFSI is not required to perform services or bear expenses related to the maintenance and operation of the Fund. (These expenses are properly assumed by the Company pursuant to the Agreement.)

For the services MFSI furnishes to the Company and the Accumulation Fund as sub-advisor, the Sub-Agreement provides that the Company will pay MFSI each month an amount which, on an annual basis, will equal 0.35% of the average daily net assets of each Series of the Fund. In 1996, 1995 and 1994, respectively, the Company paid MFSI a total of $94,120, $133,743, and $117,393 as provided for under the Sub-Agreement. These payments did not affect the amount of the advisory fees to be paid to the Company by the Accumulation Fund under the Agreement.

MFSI,  formerly  Massachusetts  Financial   Services  Company,  is  a   Delaware
corporation with its principal offices at 500 Boylston Street, Boston, Massachusetts 02116. MFSI, together with its parent corporation, Massachusetts Financial Services Company and its predecessor organizations, have a history of money management dating from 1924. MFSI is a wholly-owned subsidiary of MFS.

Since 1982, MFS has been a subsidiary of Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts, 02181, which is, in turn, a wholly-owned subsidiary of Sun Life Assurance Company of Canada, 150 King Street West, Toronto, Canada M5H 1J9.

As of December 31, 1996, MFS and its subsidiaries including MFSI, had over $52.4 billion in assets under management, which included over $7 billion in assets managed by MFSI.

MFSI serves as investment advisor to substantial private and institutional accounts. MFS serves as investment advisor to certain mutual fund and insurance company separate accounts. The mutual funds in separate accounts are registered as investment companies under the Investment Company Act of 1940. Each of the separate accounts is established by Sun Life Assurance Company of Canada (U.S.).

The following list shows the names and addresses and principal occupations of all directors and principal executive officers of MFSI as of December 31, 1996.

NAME AND ADDRESS        PRINCIPAL OCCUPATION
*A. Keith Brodkin       Chairman and Director of MFS and Chairman of MFSI.
*Thomas J. Cashman,
Jr.                     President and Director of MFSI.
*Arnold D. Scott        Senior Executive Vice President, Director and Secretary of MFS and Director
                        of MFSI.
*Jeffrey L. Shames      President and Director of MFS and Director of MFSI.
*Address is:
 500 Boylston Street
 Boston, Massachusetts

OWNERSHIP AND CONTROL

As of December 31, 1996, the members of the Board of Managers of the Accumulation Fund and the directors and principal officers of the Company as a group, through their ownership of individual variable annuity contracts, owned beneficially and of record 11,947 units, being .4% of the total. The Home Office and the Agency retirement plans of The Paul Revere Corporation were the only contract owners who, as of the above date, directly or indirectly owned, controlled or held with power to vote units representing 5% or more of the total vote. Their combined interests were represented by 959,690 units, representing 36% of the total vote.

                              BROKERAGE ALLOCATION

MFSI, a sub-advisor to the Company, selects the securities for purchase and sale by the Accumulation Fund. Changes in the Accumulation Fund's investments are reviewed by the Board of Managers.

The Company has no set formula for the distribution of brokerage business in connection with the placing of orders for the purchase and sale of investments. The primary consideration in placing portfolio security transactions with broker/dealers is execution at the most favorable prices and in the most effective manner possible.

MFSI attempts to achieve this result by selecting broker/ dealers to execute portfolio transactions on behalf of the Accumulation Fund and its other clients on the basis of their professional capability, the value and quality of the brokerage services and the level of their brokerage commissions. In the case of securities traded in the over-the-counter market (where no stated commissions are paid but prices include a dealer's markup or markdown), MFSI normally seeks to deal directly with the primary market makers, unless in its opinion, best execution is available elsewhere. In the case of such securities purchased from underwriters, the cost of such securities generally included a fixed underwriting commission or concession. From time to time soliciting dealer fees may be available to MFSI on the tender of Accumulation Fund portfolio securities in so-called Tender or Exchange Offers. Such soliciting dealer fees will be, in effect, recaptured for the Accumulation Fund by MFSI to the extent possible. At present no other recapture agreements are in effect. Brokerage business is not allocated based on the sale of variable annuity contracts.

Under the Sub-Advisory Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, MFSI may cause the Accumulation Fund to pay a broker/dealer who provides brokerage and research services to the Accumulation Fund and to MFSI, an amount of commission for effecting a securities transaction for the Accumulation Fund in excess of the amount other broker/dealers would have charged for the transaction, if MFSI determines in good faith that the greater commission is reasonable in relation to the value of the brokerage research services provided by the executing broker/dealer viewed in terms of either a particular transaction or MFSI's overall responsibility to the Accumulation Fund or to its other clients. Not all such services are useful or of value in advising the Accumulation Fund.

The term "broker and research services" includes advice as to the value of the securities, the advisability of investing in, purchasing or selling securities and the availability of securities or of purchasers or sellers of securities.

It also includes furnishing analysis reports and reports concerning issues, industries, securities, economic factors, trends, portfolio strategies, performance of accounts, as well as effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Although commissions paid on every transaction will, in the judgment of MFSI, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker/dealer might charge may be paid to broker/dealers who were selected to execute transactions on behalf of the Accumulation Fund and MFSI's other clients.

This could occur, in part, when a broker/dealer provides advice as to the availability of securities or purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Broker/dealers may be willing to furnish statistical research and other factual information or services ("research") to MFSI for no consideration other than brokerage and underwriting commissions. Securities may be bought or sold through such broker/dealers but, at present, unless otherwise directed by the Accumulation Fund, a commission higher than one charged, will not be paid to such a firm solely because it provided such "research" to MFSI.

MFSI's investment management personnel attempt to evaluate the quality of "research" provided by brokers. Results of this effort are sometimes used by MFSI as a consideration in selection of brokers to execute portfolio transactions. However, MFSI is unable to quantify the amount of commission which was paid as a result of such "research" because a substantial number of transactions were effected through brokers who provide "research" but were selected principally because of their execution capabilities.

In certain instances, there may be securities which are suitable for the Accumulation Fund's portfolio as well as that of one or more of the other clients of MFSI. Investment decisions for the Accumulation Fund and for MFSI's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by or bought or sold for other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are unavoidable because several clients have similar investment objectives. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized in some cases this system could have a detrimental effect on the price or volume of the securities as far as the Accumulation Fund is concerned. In other cases, it is believed that the Accumulation Fund's ability to participate in volume transactions will produce better transaction results for the Accumulation Fund.

Brokerage commissions paid in the years ended December 31, 1996, 1995 and 1994 amounted to $56,322, $62,318, and $49,933, respectively. Brokerage commissions were paid to 63 brokers in 1996. No brokerage commission was paid to any broker who was or is an affiliated person of the Company, the Accumulation Fund or MFSI.

                                  UNDERWRITERS

The Company is the principal underwriter for contracts offered by the Prospectus. The contracts offered by the Prospectus are available at any time during the year covered by the Prospectus. The Company did not receive any underwriting commissions for the sale of these contracts.

                              PURCHASE AND PRICING
                                  OF CONTRACTS

The contracts offered by the Prospectus will only be sold by registered representatives of the Company who are also licensed with the State Insurance Department for the sale of such contracts. Purchase payments are due and payable by the contract owner at the Home Office at a time required by either the contract or any other basis mutually agreeable by the contract owner and the Company. The contract owner is to furnish any information that may be required by the Company as reasonably necessary for the proper crediting of the purchase payment.

Please refer to the Prospectus for a description of each contract offered by the Prospectus (Prospectus, page 11) and the amount of any sales charge and collection fee assessed against any purchase payment (Prospectus, page 8).

The balance of a purchase payment, after deduction of the sales charge, any applicable premium tax charge and the collection fee will be applied to provide accumulation units to the credit of the contract. Variable accumulation units will be credited on the basis of the value of a variable accumulation unit as of the valuation date next following its receipt of the purchase payment by the Company at its Home Office.

The Flexible Purchase Payment Variable Annuity Contract ("Flexible") provides for an annuity to begin at some future date with voluntary purchase payments in addition to the initial purchase payment being permitted at the discretion of the Company, but with certain limits on the exercise of such discretion where the contract qualifies for special tax treatment under the Internal Revenue Code.

The Single Payment Variable Annuity Contract ("Single") provides for a purchase of the contract in one sum at the time the contract is issued and for an annuity subsequent to the issue date of the contract.

Both contracts permit accumulation on a full variable, fully fixed or combined variable and fixed basis.

The Individual "Level Charge" Variable Annuity Contract ("Level") is designed primarily to be issued to an individual who desires to fund a retirement plan involving a reduction of salary which qualifies for tax-deferred treatment under the Internal Revenue Code. This contract permits accumulation on a fully variable, fully fixed or combined variable and fixed basis.

The Group Variable Annuity Contract ("Group") is designed primarily to be issued as a master group contract to an employer to fund a plan involving reduction of salary which qualifies for tax-deferred treatment under the Internal Revenue Code, or plans involving allocation of accumulation values to participants. A participant has at all times a fully vested interest in the value of his certificate. This contract provides for variable accumulation only.

Please refer to the Prospectus for a detailed explanation as to how the accumulation unit is valued (Prospectus, page 12).

                                ANNUITY PAYMENTS

The number of annuity units determining each monthly annuity payment is equal to the value applied to annuity payments less any applicable premium tax multiplied by the applicable annuity purchase rates and divided by the annuity unit value when the number is being determined. The number of annuity units will remain fixed unless the units are split as described in the Prospectus (Prospectus, page 15).

Each monthly annuity payment will be equal to the number of annuity units as determined above multiplied by the value of an annuity unit determined in the daily valuation two weeks preceding the date on which payments are due but in no event as of the time preceding the effective date of the contract. The amount of each variable annuity payment will vary from month to month depending on the investment experience of the appropriate Series of the Accumulation Fund but the Company guarantees the amount of each payment will not be affected by variations in mortality experience among annuitants or by expenses incurred in excess of expense assumptions (see Prospectus, page 10).

                            ILLUSTRATION OF VARIABLE
                          ANNUITY PAYMENT CALCULATION

Value applied to provide an
  annuity:                                 $47,750
      MULTIPLIED BY
Annuity purchase rate                    $6.40 per
  (from tables):                            $1,000
      EQUALS
Tabular annuity amount:                    $305.60
      DIVIDED BY
Annuity unit value on the
  valuation when the number of
  annuity units is determined:           $0.522602
      EQUALS
Number of annuity units
  determining each monthly
  annuity payment:                         584.766
      MULTIPLIED BY
Annuity unit value for valuation
  two weeks preceding date
  annuity benefit payable:               $0.533170
      EQUALS
Annuity payment for month in
  dollars:                                 $311.78

The annuity payment due for each succeeding month is computed in the same manner using the fixed figure determined for the number of annuity units (e.g. 584.766) and the then applicable annuity unit value for the valuation two weeks preceding the date the annuity benefit is payable.

                         REPORT OF INDEPENDENT AUDITORS

The Owners of Variable Annuity Contracts of
The Paul Revere Variable Annuity Insurance Company and the Board of Managers of
The Paul Revere Variable Annuity Contract Accumulation Fund of
The Paul Revere Variable Annuity Insurance Company:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of The Paul Revere Variable Annuity Contract Accumulation Fund (comprising the Qualified and Non-Qualified Portfolios) as of December 31, 1996, the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended, and the selected per unit data and ratios for each of the five years in the period then ended. These financial statements and per unit data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and per unit data and ratios based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per unit data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per unit data and ratios referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Paul Revere Variable Annuity Contract Accumulation Fund at December 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the selected per unit data and ratios for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                    Ernst & Young LLP

Boston, Massachusetts
February 14, 1997

          THE PAUL REVERE VARIABLE ANNUITY CONTRACT ACCUMULATION FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                                                                               AS OF DECEMBER 31, 1996
                                                                             ----------------------------
                                                                              SERIES Q       SERIES N
                                                                             (QUALIFIED)  (NON-QUALIFIED)
                                                                             -----------  ---------------
ASSETS
Investments in securities of unaffiliated companies at market value
 (Cost: Series Q $13,796,376, Series N $3,738,252)
 (see Statement of Investments)............................................  $17,610,584    $ 4,763,593
Cash.......................................................................      532,088        148,183
Dividends and interest receivable..........................................       28,314          7,312
Receivable from securities sold............................................       56,721          7,563
Receivable from The Paul Revere Variable Annuity Insurance Company.........           --         23,252
                                                                             -----------  ---------------
     Total assets..........................................................   18,227,707      4,949,903
                                                                             -----------  ---------------
LIABILITIES
Surrenders payable.........................................................        6,566             --
Payable for securities purchased...........................................       11,612          5,806
Payable to The Paul Revere Variable Annuity Insurance Company..............      112,172             --
Other......................................................................       27,245          4,291
                                                                             -----------  ---------------
      Total liabilities....................................................      157,595         10,097
                                                                             -----------  ---------------
TOTAL NET ASSETS...........................................................  $18,070,112    $ 4,939,806
                                                                             -----------  ---------------
                                                                             -----------  ---------------
CONTRACT OWNERS' EQUITY
Deferred contracts terminable by owner.....................................  $14,863,418    $ 3,400,213
Currently payable contracts................................................    3,206,694      1,539,593
                                                                             -----------  ---------------
      Total net assets.....................................................  $18,070,112    $ 4,939,806
                                                                             -----------  ---------------
                                                                             -----------  ---------------
ACCUMULATION UNITS OUTSTANDING.............................................    2,093,030        565,935
                                                                             -----------  ---------------
                                                                             -----------  ---------------
NET ASSET VALUE PER ACCUMULATION UNIT......................................  $     8.633    $     8.729
                                                                             -----------  ---------------
                                                                             -----------  ---------------

                See accompanying notes to financial statements.

          THE PAUL REVERE VARIABLE ANNUITY CONTRACT ACCUMULATION FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                 ------------------------------------------------
                                                                                  SERIES N
                                                   SERIES Q (QUALIFIED)       (NON-QUALIFIED)
                                                 ------------------------  ----------------------
INCREASE/DECREASE IN NET ASSETS                     1996         1995         1996        1995
                                                 -----------  -----------  ----------  ----------
Operations:
  Net investment income........................  $    52,342  $   129,286  $    1,718  $    4,785
  Net realized gain on investments
     (unaffiliated companies)..................    8,351,181    4,293,754     718,025     465,264
  Net increase (decrease) in unrealized
     appreciation of investments (unaffiliated
     companies)................................   (4,309,054)   5,138,033     118,379     581,843
                                                 -----------  -----------  ----------  ----------
     Increase in net assets from operations....    4,094,469    9,561,073     838,122   1,051,892
Contract receipts:
  Gross purchase payments received.............      106,019      653,977       8,707       7,770
  Deductions from purchase payments............        3,892        3,969         542         483
                                                 -----------  -----------  ----------  ----------
     Net purchase payments received............      102,127      650,008       8,165       7,287
Payments to contract owners:
  Annuity payments to contract owners..........      304,504      260,591     170,686     142,452
  Terminations and withdrawals to contract
     owners....................................   24,628,563    1,128,000      58,037      43,041
                                                 -----------  -----------  ----------  ----------
     Total payments to contract owners.........   24,933,067    1,388,591     228,723     185,493
                                                 -----------  -----------  ----------  ----------
     Net contract receipts (payments) to/from
     contract owners...........................  (24,830,940)    (738,583)   (220,558)   (178,206)
Other additions................................       31,550      128,917      60,821      71,953
                                                 -----------  -----------  ----------  ----------
     Total increase (decrease) in net assets...  (20,704,921)   8,951,407     678,385     945,639
NET ASSETS
Beginning of year..............................   38,775,033   29,823,626   4,261,421   3,315,782
                                                 -----------  -----------  ----------  ----------
End of year....................................  $18,070,112  $38,775,033  $4,939,806  $4,261,421
                                                 -----------  -----------  ----------  ----------
                                                 -----------  -----------  ----------  ----------

                See accompanying notes to financial statements.

          THE PAUL REVERE VARIABLE ANNUITY CONTRACT ACCUMULATION FUND
                            STATEMENT OF OPERATIONS

                                                                                  FOR THE YEAR ENDED
                                                                                  DECEMBER 31, 1996
                                                                             ----------------------------
                                                                              SERIES Q       SERIES N
                                                                             (QUALIFIED)  (NON-QUALIFIED)
                                                                             -----------  ---------------
INVESTMENT INCOME
Income (unaffiliated companies):
  Dividends................................................................   $ 336,996     $    67,817
  Interest.................................................................      62,320          10,620
                                                                             -----------  ---------------
     Total income..........................................................     399,316          78,437
Expenses:
  Mortality and expense risk fees..........................................     222,849          46,066
  Investment management and advisory service fees..........................     111,425          23,033
  Professional services....................................................      12,700           7,620
                                                                             -----------  ---------------
     Total expenses........................................................     346,974          76,719
                                                                             -----------  ---------------
Net investment income......................................................      52,342           1,718
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments sold
  (unaffiliated companies).................................................   8,351,181         718,025
Net increase (decrease) in unrealized appreciation of investments
  (unaffiliated companies).................................................  (4,309,054)        118,379
                                                                             -----------  ---------------
Net realized and unrealized gain on investments............................   4,042,127         836,404
                                                                             -----------  ---------------
Increase in net assets from operations.....................................   $4,094,469    $   838,122
                                                                             -----------  ---------------
                                                                             -----------  ---------------

                See accompanying notes to financial statements.

          THE PAUL REVERE VARIABLE ANNUITY CONTRACT ACCUMULATION FUND

STATEMENT OF INVESTMENTS                                       DECEMBER 31, 1996

                                             SERIES Q (QUALIFIED)                            SERIES N (NON-QUALIFIED)
                               -------------------------------------------------   ---------------------------------------------
                                                                         % OF                                            % OF
SECURITIES OF                    NUMBER                     MARKET        NET       NUMBER                   MARKET       NET
UNAFFILIATED COMPANIES          OF SHARES     COST (A)       VALUE      ASSETS     OF SHARES    COST (A)     VALUE      ASSETS
                               -----------   -----------  -----------  ---------   ---------   ----------  ----------  ---------

COMMON STOCKS
AEROSPACE
   AlliedSignal Inc..........       2,800    $    98,189  $   187,600                  700     $   24,632  $   46,900
   Boeing Co.................         800         73,448       85,200                  500         49,467      53,250
                                             -----------  -----------                          ----------  ----------
                                                 171,637      272,800      1.5%                    74,099     100,150      2.0%
                                             -----------  -----------                          ----------  ----------
APPAREL & TEXTILES
(b) Fila Holdings ADS........         900         95,169       52,200                  200         21,149      11,600
   NIKE Inc. Class B.........         900         51,241       54,000                  200         11,389      12,000
                                             -----------  -----------                          ----------  ----------
                                                 146,410      106,200      0.6%                    32,538      23,600      0.5%
                                             -----------  -----------                          ----------  ----------
AUTOMOTIVE
   Goodrich B F Co...........       4,500        181,957      182,250      1.0%      1,100         44,478      44,550      0.9%
                                             -----------  -----------                          ----------  ----------
BANKS AND CREDIT COMPANIES
   Bank of Boston Corp.......       3,880        178,367      249,290                  880         40,374      56,540
   Comerica Inc..............       1,700         45,714       89,038                  500         13,794      26,187
   Crestar Financial Corp....       1,700         91,095      126,437                  400         21,483      29,750
   First Bank System Inc.....       4,300        268,328      293,475                1,100         68,642      75,075
   Northern Trust Corp.......       5,400        106,540      195,750                1,500         28,142      54,375
   Norwest Corp..............       7,100        147,751      308,850                1,800         34,845      78,300
                                             -----------  -----------                          ----------  ----------
                                                 837,795    1,262,840      7.0%                   207,280     320,227      6.5%
                                             -----------  -----------                          ----------  ----------
BUSINESS MACHINES
(b) Digital Equipment
     Corp....................       1,700         65,977       61,625                  400         15,524      14,500
   Hewlett-Packard Co........       2,900         92,771      145,725                  800         28,589      40,200
(b) Sun Microsystems Inc.....       5,900        116,344      151,559                1,600         35,705      41,101
                                             -----------  -----------                          ----------  ----------
                                                 275,092      358,909      2.0%                    79,818      95,801      1.9%
                                             -----------  -----------                          ----------  ----------
BUSINESS SERVICES
   Alco Standard Corp........       4,000        186,665      206,500                1,100         51,387      56,788
(b) Ceridian Corp............       1,100         45,028       44,550                  300         12,280      12,150
(b) Computer Sciences
     Corp....................       4,400        314,807      361,350                1,200         83,845      98,550
   Danka Business Systems
   ADR.......................       3,100        128,412      109,662                  800         33,050      28,300
(b) Loewen Group Inc.........       4,000        126,325      156,500                1,100         35,536      43,037
                                             -----------  -----------                          ----------  ----------
                                                 801,237      878,562      4.9%                   216,098     238,825      4.8%
                                             -----------  -----------                          ----------  ----------
CELLULAR TELEPHONES
   Telephone & Data Systems,
   Inc.......................       1,300         49,326       47,125      0.3%        300         11,385      10,875      0.2%
                                             -----------  -----------                          ----------  ----------
CHEMICALS
   Air Products & Chemicals,
   Inc.......................         700         42,438       48,388                  200         12,125      13,825
(b) BetsDearborn Inc.........       1,800        102,980      105,300                  400         22,832      23,400
   Monsanto Co...............       4,500        132,016      174,937                1,200         35,204      46,650
   Praxair Inc...............       3,200        135,792      147,600                  800         33,948      36,900
                                             -----------  -----------                          ----------  ----------
                                                 413,226      476,225      2.6%                   104,109     120,775      2.5%
                                             -----------  -----------                          ----------  ----------
COMPUTER SOFTWARE--PC
   First Data Corp...........       3,600        116,208      131,400                1,000         30,882      36,500
(b) Microsoft Corp...........       3,900        121,300      322,237                1,000         30,762      82,625
                                             -----------  -----------                          ----------  ----------
                                                 237,508      453,637      2.5%                    61,644     119,125      2.4%
                                             -----------  -----------                          ----------  ----------

                See accompanying notes to financial statements.

          THE PAUL REVERE VARIABLE ANNUITY CONTRACT ACCUMULATION FUND

STATEMENT OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 1996

                                             SERIES Q (QUALIFIED)                            SERIES N (NON-QUALIFIED)
                               -------------------------------------------------   ---------------------------------------------
                                                                         % OF                                            % OF
                                 NUMBER                     MARKET        NET       NUMBER                   MARKET       NET
                                OF SHARES     COST (A)       VALUE      ASSETS     OF SHARES    COST (A)     VALUE      ASSETS
                               -----------   -----------  -----------  ---------   ---------   ----------  ----------  ---------
COMPUTER SOFTWARE--SYSTEMS
(b) BMC Software Inc.........       4,300    $   164,083  $   177,912                1,200     $   46,207  $   49,650
(b) Compaq Computer Corp.....       1,800        135,686      133,875                  500         38,219      37,187
   Computer Assoc Intl.
   Inc.......................       5,900        192,904      293,525                1,500         45,398      74,625
(b) Cooper & Chyan Technology
     Inc.....................       6,000        189,555      196,500                1,500         47,359      49,125
(b) Informix Corp............         800         21,400       16,300                  200          5,350       4,075
(b) Oracle Corp..............       2,600         72,150      108,550                  725         14,647      30,269
                                             -----------  -----------                          ----------  ----------
                                                 775,778      926,662      5.1%                   197,180     244,931      5.0%
                                             -----------  -----------                          ----------  ----------
CONSUMER GOODS & SERVICES
   Colgate-Palmolive Co......       2,600        217,081      239,850                  700         58,600      64,575
   Gillette Co...............       4,400        277,756      342,100                1,200         76,072      93,300
   Philip Morris Cos. Inc....       4,800        467,300      542,400                1,300        127,560     146,900
   Procter & Gamble Co.......       3,100        201,880      333,638                  800         49,082      86,100
   Sherwin-Williams Co.......       3,900        179,618      218,400                1,000         45,992      56,000
(b) Tupperware Corp..........         900         48,904       48,262                  200         10,868      10,725
   Tyco Intl. Ltd............      10,900        286,885      576,338                2,800         72,744     148,050
                                             -----------  -----------                          ----------  ----------
                                               1,679,424    2,300,988     12.7%                   440,918     605,650     12.3%
                                             -----------  -----------                          ----------  ----------
DEFENSE ELECTRONICS
(b) Loral Space
     Communications..........       2,500         46,400       45,937      0.3%        700         12,992      12,863      0.3%
                                             -----------  -----------                          ----------  ----------
ELECTRICAL EQUIPMENT
   General Electric Co.......       6,400        425,574      632,800                1,700        107,209     168,088
   Honeywell Inc.............       1,400         67,345       92,050                  400         15,464      26,300
                                             -----------  -----------                          ----------  ----------
                                                 492,919      724,850      4.0%                   122,673     194,388      3.9%
                                             -----------  -----------                          ----------  ----------
ELECTRONICS
(b) ASM Lithograpy
     Holdings................                                                          400         19,437      19,925
(b) Atmel Corp...............       2,900         95,337       96,063                  800         26,300      26,500
   Intel Corp................       6,200        391,556      811,816                1,600        101,725     209,501
(b) VLSI Technology Inc......       5,900        108,370      140,863                1,600         29,339      38,200
                                             -----------  -----------                          ----------  ----------
                                                 595,263    1,048,742      5.8%                   176,801     294,126      6.0%
                                             -----------  -----------                          ----------  ----------
ENTERTAINMENT
(b) Viacom Inc. Class B......                                                          600         24,890      20,925      0.4%
                                                                                               ----------  ----------
FINANCIAL INSTITUTIONS
(b) ADVANTA Corp. Class B....                                                          400         15,846      16,350
   Beneficial Corp...........       3,700        175,320      234,488                1,000         45,580      63,375
   Federal Home Loan Mtg.
   Corp......................       1,800        127,579      198,675                  500         32,841      55,188
   Federal Natl Mtg.
   Assoc.....................       2,400         92,844       90,300                  600         23,211      22,575
   FINOVA Group Inc..........       2,100         77,301      134,925                  500         18,405      32,125
   United Cos Financial
   Corp......................                                                          700         23,804      18,638
                                             -----------  -----------                          ----------  ----------
                                                 473,044      658,388      3.6%                   159,687     208,251      4.2%
                                             -----------  -----------                          ----------  ----------
FOOD & BEVERAGE PRODUCTS
   Earthgrains Co............         500         19,216       26,125                  100          3,631       5,225
(b) Interstate Bakeries
     Corp....................       1,100         47,504       54,038                  300         12,955      14,737
   McCormick & Co............       7,300        177,025      172,010                1,900         45,325      44,770
   PepsiCo Inc...............       7,500        194,334      219,375                2,000         50,858      58,500
   Ralston-Purina Group......       1,300         93,456       95,388                  300         21,567      22,013
   Tyson Foods Inc. Class
   A.........................       2,100         64,312       71,925                  600         18,375      20,550
                                             -----------  -----------                          ----------  ----------
                                                 595,847      638,861      3.5%                   152,711     165,795      3.4%
                                             -----------  -----------                          ----------  ----------

                See accompanying notes to financial statements.

          THE PAUL REVERE VARIABLE ANNUITY CONTRACT ACCUMULATION FUND

STATEMENT OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 1996

                                             SERIES Q (QUALIFIED)                            SERIES N (NON-QUALIFIED)
                               -------------------------------------------------   ---------------------------------------------
                                                                         % OF                                            % OF
                                 NUMBER                     MARKET        NET       NUMBER                   MARKET       NET
                                OF SHARES     COST (A)       VALUE      ASSETS     OF SHARES    COST (A)     VALUE      ASSETS
                               -----------   -----------  -----------  ---------   ---------   ----------  ----------  ---------
FOREST & PAPER PRODUCTS
   Kimberly-Clark Corp.......       1,520    $    99,666  $   144,780      0.8%        380     $   24,917  $   36,195      0.7%
                                             -----------  -----------                          ----------  ----------
INSURANCE
   Chubb Corp................       4,300        231,282      231,125                1,200         64,457      64,500
   CIGNA Corp................       1,600        180,195      218,600                  400         45,049      54,650
   Conseco Inc...............                                                          600         37,573      38,250
   ITT Hartford Group Inc....       2,900        184,537      195,750                  800         50,907      54,000
   Travelers Group Inc.......       5,500        106,548      249,562                1,400         25,044      63,525
                                             -----------  -----------                          ----------  ----------
                                                 702,562      895,037      5.0%                   223,030     274,925      5.6%
                                             -----------  -----------                          ----------  ----------
MACHINERY
   IDEX Corp.................       2,900        102,306      115,638      0.6%        700         24,720      27,912      0.6%
                                             -----------  -----------                          ----------  ----------
MEDICAL & HEALTH PRODUCTS
   Bristol-Myers Squibb
   Co........................       1,700        187,136      185,300                  400         43,926      43,600
(b) Elan Corp. ADS...........       3,300         87,102      109,725                  900         23,779      29,925
   Lilly (Eli) Co............       3,700        230,704      270,100                1,000         62,098      73,000
   Merck & Co. Inc...........       3,500        264,957      278,688                1,000         75,702      79,625
   Pfizer Inc................       2,600        109,178      215,800                  600         25,561      49,800
   Rhone-Poulenc Rorer
   Inc.......................       2,400        151,065      187,500                  600         37,739      46,875
   Schering-Plough Corp......       3,600        155,957      233,100                  900         39,444      58,275
   SmithKline Beecham ADS....       2,100        125,076      142,800                  600         35,736      40,800
                                             -----------  -----------                          ----------  ----------
                                               1,311,175    1,623,013      9.0%                   343,985     421,900      8.5%
                                             -----------  -----------                          ----------  ----------
MEDICAL & HEALTH TECH.
     SERVICES
(b) Columbia/HCA Healthcare
     Corp....................       4,000        153,337      163,000                1,100         42,138      44,825
(b) HEALTHSOUTH Corp.........       4,900        176,744      189,262                1,300         46,928      50,212
   Medtronic Inc.............       1,900        102,233      129,200                  500         27,739      34,000
(b) Pacificare Health Systems
     Inc. Class B............       2,100        126,953      179,025                  550         33,726      46,888
(b) St. Jude Medical Inc.....       5,750        227,328      243,656                1,500         58,509      63,562
(b) United Healthcare
     Corp....................       6,300        245,145      283,500                1,600         61,363      72,000
                                             -----------  -----------                          ----------  ----------
                                               1,031,740    1,187,643      6.6%                   270,403     311,487      6.3%
                                             -----------  -----------                          ----------  ----------
OILS
   Mobil Corp................       1,700        172,833      207,825      1.2%        400         40,667      48,900      1.0%
                                             -----------  -----------                          ----------  ----------
PHOTOGRAPHIC PRODUCTS
   Eastman Kodak Co..........       4,000        246,783      321,000      1.8%      1,000         55,750      80,250      1.6%
                                             -----------  -----------                          ----------  ----------
PRINTING & PUBLISHING
   Gannett Co................       2,700        186,177      202,162                  600         41,376      44,925
   McGraw-Hill Cos Inc.......                                                          500         17,934      23,062
   Reuters Holdings ADR......       2,500        101,445      191,250                  600         24,579      45,900
                                             -----------  -----------                          ----------  ----------
                                                 287,622      393,412      2.2%                    83,889     113,887      2.3%
                                             -----------  -----------                          ----------  ----------
RAILROAD
   Burlington Northern Santa
   Fe Corp...................       1,300        113,503      112,288      0.6%        300         26,193      25,912      0.5%
                                             -----------  -----------                          ----------  ----------
RESTAURANTS & LODGING
(b) HFS Inc..................         700         52,280       41,825      0.2%        200         14,937      11,950      0.2%
                                             -----------  -----------                          ----------  ----------
SPECIAL PRODUCTS & SERVICES
(b) Imation Corp.............         150         25,976        4,219      0.0%
                                             -----------  -----------

                See accompanying notes to financial statements.

          THE PAUL REVERE VARIABLE ANNUITY CONTRACT ACCUMULATION FUND

STATEMENT OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 1996

                                             SERIES Q (QUALIFIED)                            SERIES N (NON-QUALIFIED)
                               -------------------------------------------------   ---------------------------------------------
                                                                         % OF                                            % OF
                                 NUMBER                     MARKET        NET       NUMBER                   MARKET       NET
                                OF SHARES     COST (A)       VALUE      ASSETS     OF SHARES    COST (A)     VALUE      ASSETS
                               -----------   -----------  -----------  ---------   ---------   ----------  ----------  ---------
STORES
(b) Dollar General Corp......       1,600    $    46,696  $    51,200                  400     $   11,674  $   12,800
   Lowe's Cos. Inc...........       1,800         58,779       64,125                  500         16,327      17,813
(b) Rite Aid Corp............       6,000        208,517      238,500                1,750         61,693      69,562
(b) Staples Inc..............       6,900        129,981      124,635                1,800         33,929      32,513
   Talbots Inc...............       2,700         95,786       77,625                  600         21,270      17,250
                                             -----------  -----------                          ----------  ----------
                                                 539,759      556,085      3.1%                   144,893     149,938      3.0%
                                             -----------  -----------                          ----------  ----------
SUPERMARKETS
(b) Safeway Inc..............       5,600        222,236      239,400                1,500         59,527      64,125
(b) Vons Cos Inc.............       3,000         89,338      179,625                  800         23,740      47,900
                                             -----------  -----------                          ----------  ----------
                                                 311,574      419,025      2.3%                    83,267     112,025      2.3%
                                             -----------  -----------                          ----------  ----------
TELECOMMUNICATIONS
(b) 3Com Corp................       1,100         55,687       80,712                  300         15,187      22,013
(b) Cabletron Systems Inc....       1,400         46,917       46,550                  600         21,624      19,950
(b) Cisco Systems Inc........       4,100        240,037      260,862                1,300         78,363      82,713
(b) U. S. Robotics. Corp.....         100          5,317        7,200
                                             -----------  -----------                          ----------  ----------
                                                 347,958      395,324      2.2%                   115,174     124,676      2.5%
                                             -----------  -----------                          ----------  ----------
UTILITIES--ELECTRIC
   FPL Group Inc.............       5,100        235,949      234,600      1.3%      1,300         60,144      59,800      1.2%
                                             -----------  -----------                          ----------  ----------
UTILITIES--GAS
   Consolidated Nat Gas
   Co........................       1,700         91,462       93,925                  400         21,511      22,100
   PanEnergy Corp............       4,900        165,566      220,500                1,300         44,169      58,500
                                             -----------  -----------                          ----------  ----------
                                                 257,028      314,425      1.7%                    65,680      80,600      1.6%
                                             -----------  -----------                          ----------  ----------
UTILITIES--TELEPHONE
   MCI Communications
   Corp......................       3,300         69,637      107,870      0.6%        900         19,845      29,419      0.6%

                                                                        -------
                                             -----------  -----------                          ----------  ----------  -------
   Total common stocks.......                 13,681,214   17,456,985     96.6%                 3,716,795   4,730,633     95.7%

                                                                        -------
                                             -----------  -----------                          ----------  ----------  -------
PREFERRED STOCKS
CHEMICALS
   AirTouch Communications
   Inc.
     6.00% Class B                  2,684         69,123       73,139                  587         13,067      15,995
     4.25% Class C                  1,788         46,039       80,460                  377          8,390      16,965
                                             -----------  -----------                          ----------  ----------
      Total preferred
      stocks.................                    115,162      153,599      0.9%                    21,457      32,960      0.7%

                                                                        -------
                                             -----------  -----------                          ----------  ----------  -------
      Total stocks...........                 13,796,376   17,610,584     97.5%                 3,738,252   4,763,593     96.4%

                                                                        -------
                                             -----------  -----------                          ----------  ----------  -------
      Total investments in
          securities of
          unaffiliated
          companies..........                $13,796,376   17,610,584     97.5%                $3,738,252   4,763,593     96.4%

                                                                        -------
                                             -----------  -----------                          ----------  ----------  -------
                                             -----------                                       ----------
CASH AND RECEIVABLES LESS
     LIABILITIES                                              459,528      2.5%                               176,213      3.6%

                                                                        -------
                                                          -----------                                      ----------  -------
      Total net assets.......                             $18,070,112    100.0%                            $4,939,806    100.0%

                                                                        -------
                                                          -----------                                      ----------  -------

                                                                        -------
                                                          -----------                                      ----------  -------

(a)  Effective cost for federal income tax purposes.

(b)  Non-income producing security.

                See accompanying notes to financial statements.

          THE PAUL REVERE VARIABLE ANNUITY CONTRACT ACCUMULATION FUND
                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1996

1. ORGANIZATION
   The Paul Revere Variable Annuity Contract Accumulation Fund ("The Fund") is a separate account of The Paul Revere Variable Annuity Insurance Company ("Paul Revere Variable"), and is registered under the Investment Company Act of 1940 as an open-end diversified investment company. Paul Revere Variable is a wholly-owned subsidiary of The Paul Revere Life Insurance Company ("Paul Revere Life") which in turn is wholly-owned by The Paul Revere Corporation which is 83% owned by Textron Inc. The Fund is the investment vehicle for Paul Revere Variable's tax deferred group annuity contracts.

2. ACCOUNTING POLICIES
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

  Common and preferred stocks are stated at market values which are based on the last sales prices at December 31, 1996 as reported on national security exchanges or the closing bid prices for unlisted securities as reported by investment dealers. Short-term notes are stated at amortized cost which approximates market value. Unrealized investment gains and losses are included in contract owners' equity. Realized gains and losses on investments sold are determined on the basis of specific identification of investments. Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend dates. Interest income is accrued on a daily basis.

  The Fund does not distribute net investment income and net realized capital gains through dividends to contract owners. The allocation of net investment income and net realized capital gains occurs automatically in the daily determination of unit net asset values. They are, therefore, included in the value of the contracts in force and in payments to contract owners.

  Contract owners' equity is comprised of two components. Contracts terminable by owner represents amounts attributable to contracts which have not yet annuitized. Currently payable contracts include amounts equivalent to the annuity reserves relating to contracts with current annuities. Annuity reserves are computed for currently payable contracts according to the 1900 Progressive Annuity Mortality Table. The assumed interest rate is either 3.5% or 5% according to the option elected by the annuitant at the time of conversion. Paul Revere Variable bears all the mortality risk associated with these contracts.

3. INVESTMENT ADVISOR
   Paul Revere Variable acts as investment advisor to the Fund and provides mortality and expense guarantees to holders of variable annuity contracts. For these services, Paul Revere Variable receives mortality and expense risk fees and investment management and advisory service fees as shown on the statement of operations which, on an annual basis, will not exceed 2% of the average daily net asset value of the Fund.

  Paul Revere Variable also acts as principal underwriter and performs all sales and administrative functions relating to the variable annuity contracts and the Fund. Fees for such services are deducted from the contract purchase payments as shown in the statements of changes in net assets.

4. INVESTMENT SUB-ADVISOR
   Under an investment sub-advisory agreement with MFS Institutional Advisors, Inc. ("MFSI"), MFSI provides investment management services to Paul Revere Variable for a fee which, on an annual basis, will equal 0.35% of the average daily net assets of each series of the Fund. This fee is borne by Paul Revere Variable only and does not represent an additional charge to the Fund.

          THE PAUL REVERE VARIABLE ANNUITY CONTRACT ACCUMULATION FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. FEDERAL INCOME TAXES
   The Fund's operations are included with those of Paul Revere Variable, which is taxed as a life insurance company under the Internal Revenue Code and is included in a consolidated federal tax return filed by Textron Inc. In the opinion of Paul Revere Variable management, current law provides that investment income and capital gains from assets maintained in the Fund for the exclusive benefit of the contract owners are generally not subject to federal income tax. However, to the extent that Paul Revere Variable incurs federal income taxes based on the income from the Fund's assets, the Fund will be charged. No charges for federal income taxes have been made since the inception of the Fund.

6. SECURITY TRANSACTIONS
   The aggregate cost of securities purchased and proceeds of securities sold, other than securities with maturities of one year or less, were as follows:

                                                                       SERIES Q (QUALIFIED)          SERIES N (NON-QUALIFIED)
                                                                 --------------------------------  ----------------------------
                                                                    PURCHASES          SALES         PURCHASES        SALES
                                                                 ---------------  ---------------  -------------  -------------
  1996.........................................................  $    17,913,759  $    40,511,084  $   4,024,116  $   4,120,878
  1995.........................................................  $    21,413,264  $    22,487,069  $   2,385,219  $   2,546,433

  At December 31, 1996, net unrealized appreciation of investments in Series Q, amounting to $3,814,208, consisted of unrealized gains of $3,959,176 and unrealized losses of $144,968; net unrealized appreciation of investments in Series N, amounting to $1,025,341, consisted of unrealized gains of $1,061,288 and unrealized losses of $35,947.

7. ACCUMULATION UNITS
   The change in the number of accumulation units outstanding during each of the two years ended December 31, 1996 and 1995, respectively, were as follows:

                                                                                                       SERIES N
                                                                      SERIES Q (QUALIFIED)         (NON-QUALIFIED)
                                                                   ---------------------------  ----------------------
                                                                       1996           1995         1996        1995
                                                                   -------------  ------------  ----------  ----------
Units outstanding at beginning of year...........................      5,490,718     5,597,405     586,396     604,004
 Units credited to contracts:
     Net purchase payments.......................................         13,534       114,907       1,056       1,152
 Units withdrawn from contracts:
     Annuity payments............................................         39,287        42,202      21,645      22,386
     Terminations and withdrawals................................      3,375,395       190,226       7,179       6,906
                                                                   -------------  ------------  ----------  ----------
     Net units withdrawn.........................................      3,414,682       232,428      28,824      29,292
                                                                   -------------  ------------  ----------  ----------
  Contract units credited in excess of units withdrawn...........     (3,401,148)     (117,521)    (27,768)    (28,140)
 Other additions.................................................          3,460        10,834       7,307      10,532
                                                                   -------------  ------------  ----------  ----------
  Net decrease in units..........................................     (3,397,688)     (106,687)    (20,461)    (17,608)
                                                                   -------------  ------------  ----------  ----------
Units outstanding at end of year.................................      2,093,030     5,490,718     565,935     586,396
                                                                   -------------  ------------  ----------  ----------
                                                                   -------------  ------------  ----------  ----------

  The majority of the terminations and withdrawals from Series Q during 1996 related to withdrawals by participants in the Paul Revere Agency and Home Office Pension Plans which were deposited into an unrelated funding vehicle.

          THE PAUL REVERE VARIABLE ANNUITY CONTRACT ACCUMULATION FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

8. MERGER AGREEMENT
   On April 29, 1996, The Paul Revere Corporation ("Company") and Provident Companies, Inc. ("Provident") announced they had signed a definitive merger agreement. On November 6, 1996, the Company and Provident announced that they had amended and restated the merger agreement to, among other things, extend the date as of which the parties would be entitled to terminate the agreement and to adjust the exchange ratio to be used in determining the number of shares of Provident common stock that Textron, which owns approximately 83% of the Company's outstanding common shares, will receive in the transaction. The transaction, valued at approximately $1.2 billion, has been approved by Boards of Directors of both companies. The transaction remains subject to the approval of the Commonwealth of Massachusetts Division of Insurance and the satisfaction of certain customary closing conditions.

          THE PAUL REVERE VARIABLE ANNUITY CONTRACT ACCUMULATION FUND
                       SELECTED PER UNIT DATA AND RATIOS

                                                                        YEAR ENDED DECEMBER 31,
                                                         -----------------------------------------------------
                                                           1996       1995       1994       1993       1992
                                                         ---------  ---------  ---------  ---------  ---------
PER UNIT DATA (A)
SERIES Q (QUALIFIED)
------------------
Investment income......................................  $   0.153  $   0.119  $   0.081  $   0.054  $   0.068
Expenses...............................................      0.133      0.096      0.073      0.079      0.076
                                                         ---------  ---------  ---------  ---------  ---------
Net investment income (loss)...........................      0.020      0.023      0.008    (0.025)    (0.008)
Net realized and unrealized gains (losses) from
  securities...........................................      1.551      1.711    (0.020)      0.291      0.159
                                                         ---------  ---------  ---------  ---------  ---------
Net increase (decrease) in net asset value.............      1.571      1.734    (0.012)      0.266      0.151
Accumulation unit net asset value:
  Beginning of year....................................      7.062      5.328      5.340      5.074      4.923
                                                         ---------  ---------  ---------  ---------  ---------
  End of year..........................................  $   8.633  $   7.062  $   5.328  $   5.340  $   5.074
                                                         ---------  ---------  ---------  ---------  ---------
                                                         ---------  ---------  ---------  ---------  ---------
SERIES N (NON-QUALIFIED)
-----------------------
Investment income......................................  $   0.137  $   0.117  $   0.099  $   0.055  $   0.071
Expenses...............................................  $   0.134  $   0.109      0.102      0.092      0.094
                                                         ---------  ---------  ---------  ---------  ---------
Net investment income..................................      0.003      0.008    (0.003)    (0.037)    (0.023)
Net realized and unrealized gains (losses) from
  securities...........................................      1.459      1.769    (0.023)      0.318      0.194
                                                         ---------  ---------  ---------  ---------  ---------
Net increase (decrease) in net asset value.............      1.462      1.777    (0.026)      0.281      0.171
Accumulation unit net asset value:
  Beginning of year....................................      7.267      5.490      5.516      5.235      5.064
                                                         ---------  ---------  ---------  ---------  ---------
  End of year..........................................  $   8.729  $   7.267  $   5.490  $   5.516  $   5.235
                                                         ---------  ---------  ---------  ---------  ---------
                                                         ---------  ---------  ---------  ---------  ---------

(a) The per unit amounts represent the proportionate distribution of actual investment results as related to the change in unit net asset values for the year.

RATIOS
SERIES Q (QUALIFIED)
-------------------
Operating expenses to average accumulation fund balance................      1.57%      1.55%      1.55%      1.56%      1.56%
Net investment income to average accumulation fund balance.............      0.24%      0.38%      0.17%     (0.50%)    (0.17%)
Portfolio turnover rate................................................        78%        64%        64%        59%        61%
Accumulation units outstanding at the end of the year
  (in thousands).......................................................      2,093      5,491      5,597      5,700      5,753

SERIES N (NON-QUALIFIED)
-----------------------
Operating expenses to average accumulation fund balance................      1.69%      1.71%      1.73%      1.73%      1.74%
Net investment income to average accumulation fund balance.............      0.04%      0.13%     (0.05%)    (0.69%)    (0.42%)
Portfolio turnover rate................................................        94%        67%        62%        62%        66%
Accumulation units outstanding at the end of the year
  (in thousands).......................................................        566        586        604        640        662

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Shareholders
The Paul Revere Variable Annuity Insurance Company

We have audited the accompanying balance sheets of The Paul Revere Variable Annuity Insurance Company as of December 31, 1996 and 1995, and the related statements of income, changes in shareholder's equity and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Paul Revere Variable Annuity Insurance Company at December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles.

As described in Note 1 to the financial statements, in 1994, the Company changed its method of accounting for certain investments in debt and equity securities.

                                         Ernst & Young LLP

Boston, Massachusetts
March 27, 1997

               THE PAUL REVERE VARIABLE ANNUITY INSURANCE COMPANY
                              STATEMENTS OF INCOME

                                                                             YEAR ENDED DECEMBER 31,
                                                                         -------------------------------
                                                                           1996       1995       1994
                                                                         ---------  ---------  ---------
                                                                                 (IN THOUSANDS)
REVENUES
  Premiums, policy and contract charges................................  $  16,095  $  14,503  $  10,653
  Net investment income................................................    107,500    103,841     98,416
  Net realized investment gains........................................      9,352      4,126      2,876
                                                                         ---------  ---------  ---------
Total revenues.........................................................    132,947    122,470    111,945
                                                                         ---------  ---------  ---------
BENEFITS, CLAIMS AND EXPENSES
  Benefits to policyholders, net of reinsurance
    ceded of $2,277 in 1996, $666 in 1995 and $437 in 1994.............     86,857     81,002     72,459
  Commissions and other expenses.......................................     12,958     15,399     12,499
  Amortization of deferred costs:
    Deferred policy acquisition costs..................................      1,894      2,414        760
    Value assigned purchased insurance in-force........................        160         57        (69)
                                                                         ---------  ---------  ---------
Total benefits, claims and expenses....................................    101,869     98,872     85,649
                                                                         ---------  ---------  ---------
INCOME BEFORE INCOME TAXES.............................................     31,078     23,598     26,296
Income taxes:
  Current..............................................................      9,757      4,130      4,581
  Deferred.............................................................      1,957      4,290      4,711
                                                                         ---------  ---------  ---------
Total income taxes.....................................................     11,714      8,420      9,292
                                                                         ---------  ---------  ---------
NET INCOME.............................................................  $  19,364  $  15,178  $  17,004
                                                                         ---------  ---------  ---------
                                                                         ---------  ---------  ---------

                See accompanying notes to financial statements.

               THE PAUL REVERE VARIABLE ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS

                                                                                                             DECEMBER 31,
                                                                                                       -------------------------
                                                ASSETS                                                    1996          1995
                                                                                                       -----------   -----------
                                                                                                            (IN THOUSANDS)
 ASSETS
 Investments:
   Available for sale:
     Fixed maturities................................................................................  $ 1,335,232   $ 1,322,540
     Equity securities...............................................................................        8,991         4,714
     Investment in Textron common stock..............................................................       14,380        10,299
     Short-term investments..........................................................................       22,424        28,622
   Mortgage loans....................................................................................      100,185        72,627
   Real estate.......................................................................................        1,050         2,987
   Policy loans......................................................................................       31,911        29,685
   Other invested assets.............................................................................        2,588         1,588
                                                                                                       -----------   -----------
 Total investments...................................................................................    1,516,761     1,473,062
 Cash................................................................................................           --         2,444
 Accrued investment income...........................................................................       23,905        22,514
 Deferred policy acquisition costs...................................................................       52,440        35,000
 Value assigned purchased insurance in-force.........................................................          799           902
 Federal and state tax recoverable...................................................................           --         1,905
 Other assets........................................................................................        3,631         4,525
 Assets held in separate accounts....................................................................       23,178        43,201
                                                                                                       -----------   -----------
           TOTAL ASSETS..............................................................................  $ 1,620,714   $ 1,583,553
                                                                                                       -----------   -----------
                                                                                                       -----------   -----------
                                 LIABILITIES AND SHAREHOLDER'S EQUITY
 LIABILITIES
   Future policy benefits............................................................................  $    97,757   $    86,392
   Other policyholder funds..........................................................................    1,332,748     1,268,318
   Federal income tax payable........................................................................        1,199            --
   Deferred income taxes.............................................................................       18,766        29,845
   Other liabilities.................................................................................       12,130         8,012
   Liabilities related to separate accounts..........................................................       23,178        43,201
                                                                                                       -----------   -----------
           TOTAL LIABILITIES.........................................................................    1,485,778     1,435,768
                                                                                                       -----------   -----------
 SHAREHOLDER'S EQUITY
   Capital stock, par value $5.00 per share, 500,000 shares
     authorized, issued and outstanding..............................................................        2,500         2,500
   Additional paid-in capital........................................................................       41,930        41,930
   Securities valuation adjustment...................................................................       18,251        42,464
   Retained earnings.................................................................................       72,255        60,891
                                                                                                       -----------   -----------
           TOTAL SHAREHOLDER'S EQUITY................................................................      134,936       147,785
                                                                                                       -----------   -----------
           TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY................................................  $ 1,620,714   $ 1,583,553
                                                                                                       -----------   -----------
                                                                                                       -----------   -----------

                See accompanying notes to financial statements.

               THE PAUL REVERE VARIABLE ANNUITY INSURANCE COMPANY
                 STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY

                                                         CAPITAL        ADDITIONAL       SECURITIES
                                                          STOCK           PAID-IN         VALUATION        RETAINED
                                                     $5.00 PAR VALUE      CAPITAL        ADJUSTMENT        EARNINGS      TOTAL
                                                   -------------------  -----------  -------------------  -----------  ---------
                                                                                  (IN THOUSANDS)
BALANCE AT JANUARY 1, 1994.......................       $   2,500        $  41,930        $   5,883        $  47,709   $  98,022
  Adjustment to beginning balance
    for change in accounting method, net.........                                            28,818                       28,818
  Net income.....................................                                                             17,004      17,004
  Securities valuation adjustment, net...........                                           (54,252)                     (54,252)
  Dividend to shareholder........................                                                            (11,000)    (11,000)
                                                           ------       -----------        --------       -----------  ---------
BALANCE AT DECEMBER 31, 1994.....................           2,500           41,930          (19,551)          53,713      78,592
  Net income.....................................                                                             15,178      15,178
  Securities valuation adjustment, net...........                                            62,015                       62,015
  Dividend to shareholder........................                                                             (8,000)     (8,000)
                                                           ------       -----------        --------       -----------  ---------
BALANCE AT DECEMBER 31, 1995.....................           2,500           41,930           42,464           60,891     147,785
  Net income.....................................                                                             19,364      19,364
  Securities valuation adjustment, net...........                                           (24,213)                     (24,213)
  Dividend to shareholder........................                                                             (8,000)     (8,000)
                                                           ------       -----------        --------       -----------  ---------
BALANCE AT DECEMBER 31, 1996.....................       $   2,500        $  41,930        $  18,251        $  72,255   $ 134,936
                                                           ------       -----------        --------       -----------  ---------
                                                           ------       -----------        --------       -----------  ---------

                See accompanying notes to financial statements.

               THE PAUL REVERE VARIABLE ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                              YEAR ENDED DECEMBER 31,
                                                                            1996       1995       1994
                                                                          ---------  ---------  ---------
                                                                                  (IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..............................................................  $  19,364  $  15,178  $  17,004
Adjustments to reconcile net income to net
  cash provided by operating activities:
  Increase in future policy benefits and other policyholder funds.......     79,327     73,084     64,505
  Amortization and depreciation.........................................     (3,955)    (2,002)    (9,180)
  Additions to deferred policy acquisition costs........................    (10,921)   (15,368)    (9,262)
  Change in income tax balances.........................................      5,063      7,604      4,347
  Net realized investment gains.........................................     (9,352)    (4,126)    (2,876)
  Increase in accrued investment income.................................     (1,391)    (2,045)    (1,348)
  Other, net............................................................      3,078     (5,373)    (4,144)
                                                                          ---------  ---------  ---------
Net cash provided by operating activities...............................     81,213     66,952     59,046
                                                                          ---------  ---------  ---------

CASH FLOWS FROM INVESTING ACTIVITIES
Fixed maturities held to maturity (held for investment in 1993):
  Proceeds from sales...................................................         --         --      6,072
  Proceeds from maturities and calls....................................         --     14,435     11,563
  Purchases.............................................................         --    (28,939)  (121,104)
Fixed maturities, marketable equity securities and short-term investments available for sale:
  Proceeds from sales...................................................    128,688    105,908     47,900
  Proceeds from maturities and calls....................................     79,926     65,785    204,472
  Purchases.............................................................   (262,495)  (243,008)  (207,075)
Increase in mortgage loans, net.........................................    (24,724)   (43,601)    (4,531)
Decrease in other, net..................................................      6,756        748      3,075
Increase in policy loans, net...........................................     (2,226)    (3,132)    (3,204)
                                                                          ---------  ---------  ---------
Net cash used in investing activities...................................    (74,075)  (131,804)   (62,832)
                                                                          ---------  ---------  ---------

CASH FLOWS FROM FINANCING ACTIVITIES
Increase (decrease) in cash overdraft...................................      1,950       (236)    (4,762)
Dividend to shareholder.................................................     (8,000)    (8,000)   (11,000)
Receipts from interest-sensitive products...............................    135,198    171,607    101,881
Return of account balances on interest-sensitive products...............   (138,730)   (96,075)   (82,333)
                                                                          ---------  ---------  ---------
Net cash provided by (used in) financing activities.....................     (9,582)    67,296      3,786
                                                                          ---------  ---------  ---------
Net increase (decrease) in cash.........................................     (2,444)     2,444         --
Cash at beginning of year...............................................      2,444         --         --
                                                                          ---------  ---------  ---------
Cash at end of year.....................................................  $      --  $   2,444  $      --
                                                                          ---------  ---------  ---------
                                                                          ---------  ---------  ---------

                See accompanying notes to financial statements.

               THE PAUL REVERE VARIABLE ANNUITY INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

1.ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  ORGANIZATION

  The Paul Revere Variable Annuity Insurance Company ("the Company") serves as insurer, principal underwriter and investment advisor to The Paul Revere Variable Annuity Contract Accumulation Fund ("the Fund"). The Company is a Massachusetts-domiciled stock life insurance company and is a wholly-owned subsidiary of The Paul Revere Life Insurance Company ("PRL"), also Massachusetts domiciled. PRL is wholly-owned by The Paul Revere Corporation ("Paul Revere"), a Massachusetts corporation. The Company's primary business is the sale of life insurance and annuity products. The career agency force markets a portfolio of non-participating interest sensitive whole life, traditional whole life insurance and term insurance. The Company distributes its annuity products through the career agency force, various financial institutions and several brokerage groups. Although the Company is licensed and sells its life insurance and annuity products in forty-eight states, its primary markets are California, Florida, New Jersey and Ohio.

  Paul  Revere  (formerly   an  83%-owned  subsidiary   of  Textron  Inc.)   was
  incorporated on December 16, 1992 for the purpose of owning all of the outstanding shares of PRL. On April 29, 1996, Paul Revere and Provident Companies, Inc. ("Provident") announced they had signed a definitive merger agreement pursuant to which Patriot Acquisition Corporation, a wholly owned subsidiary of Provident would merge with and into Paul Revere with Paul Revere as the surviving corporation. On November 6, 1996, Paul Revere and Provident announced that they had amended and restated the merger agreement to, among other things, extend the date as of which the parties would be entitled to terminate the agreement and to adjust the exchange ratio to be used in determining the number of shares of Provident common stock that Textron will receive in the transaction (as amended, the "Merger Agreement"). The transaction closed on March 27, 1997. Provident is a Delaware corporation with its principal office at 1 Fountain Square, Chattanooga, Tennessee 37402.

  BASIS OF PRESENTATION

  The accompanying financial statements of the Company have been prepared on the basis of generally accepted accounting principles (GAAP) for stock life insurance companies.

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

  INVESTMENTS

  Prior to January 1, 1994, the Company classified fixed maturities in accordance with the then existing accounting standards, and, accordingly, fixed maturities held to maturity were carried at amortized cost. A portion of the Company's portfolio of fixed maturities was considered available for sale and carried at the lower of aggregate amortized cost or market. Adjustments for other than temporary declines in the value of publicly traded bonds were recorded as a direct adjustment to the securities' carrying value. Such adjustments for other fixed maturities were reflected through the establishment of allowances.

  Effective January 1, 1994, the Company adopted the provisions of Statement of Financial Accounting Standards No. 115, "Accounting for Certain Investments in Debt and Equity Securities" ("FAS 115"). In accordance with FAS 115, prior period financial statements have not been restated to reflect the change in accounting principle. The adoption of FAS 115 had no effect on the Company's net income. The net unrealized gains of $28,818,000 (net of applicable income taxes), relating to the debt securities classified in the available for sale category of the Company's investment portfolio as of January 1, 1994, were recorded as an increase to shareholder's equity.

               THE PAUL REVERE VARIABLE ANNUITY INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  In November 1995, the Financial Accounting Standards Board ("FASB") staff issued "A Guide to Implementation of FAS 115" which offered companies a one-time opportunity to reclassify securities among its investment categories, without calling into question the intent to hold other debt securities to maturity in the future. The Company subsequently reviewed its portfolio and on December 1, 1995, transferred debt securities with an amortized cost and market value of $513,589,000 and $534,959,000, respectively, from the held to maturity category to the available for sale category of its investment portfolio.

  The available for sale category of the Company's investment portfolio includes marketable equity securities, short-term investments and fixed maturities not classified as held to maturity. While these securities are not held with the specific intention to sell them, they may be sold prior to maturity to support the Company's investment strategies and, accordingly, are carried at fair value in accordance with FAS 115. Investments in marketable equity securities, including the Company's investment in Textron common stock, are based on the last sales prices as reported on national securities exchanges or the closing bid prices for unlisted securities as reported by investment dealers.

  Subsequent to January 1, 1994, all securities purchased are designated for inclusion in either the available for sale or held to maturity categories based on the Company's intent and the nature of the securities purchased. Further, adjustments for other than temporary declines in the value of all fixed maturities are recorded as a direct adjustment to the securities' carrying value.

  The Company's fixed maturities available for sale include mortgage-backed securities, a substantial portion of which is guaranteed by the U.S.
  Government or U.S. Government agencies. Future investment income from mortgage-backed securities may be affected by the timing of principal payments and the yields on reinvestment alternatives available at the time of such payments. To minimize the risk associated with the timing of principal payments, the Company has purchased certain mortgage-backed securities which are structured to reduce the sensitivity of principal payments to fluctuating interest rates.

  The amortized cost of fixed maturities classified as held to maturity or available for sale is adjusted for amortization of premiums and accretion of discounts to maturity, or, in the case of mortgage-backed securities, over the estimated life of the security. To the extent that the estimated lives of mortgage-backed securities change as a result of changes in prepayment rates, the accumulated amortization of premiums and the accretion of discounts is adjusted retrospectively with a charge or credit to current operations.

  Changes in fair values of securities classified as available for sale, after adjustment for applicable income taxes, are reported as a securities valuation adjustment in a separate component of shareholder's equity and, accordingly, have no effect on net income.

  Effective January 1, 1995, the Company adopted the provisions of Statement of Financial Accounting Standards No. 114, "Accounting by Creditors for Impairment of a Loan" ("FAS 114"), as amended by Statement of Financial Accounting Standards No. 118, "Accounting by Creditors for Impairment of a Loan -- Income Recognition and Disclosures" ("FAS 118"). FAS 114 and FAS 118 require that an impaired mortgage loan's fair value be measured based on the present value of future cash flows discounted at the loan's effective interest rate, at the loan's observable market price, or at the fair value of the collateral if the loan is collateral dependent. If the fair value of a mortgage loan is less than the recorded investment in the loan, the difference is recorded as an allowance for mortgage loan losses. The change in the allowance for mortgage loan losses is reported with realized gains or losses on investments. Interest income on impaired loans is

               THE PAUL REVERE VARIABLE ANNUITY INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  accrued on the net reported value of the impaired loans; changes in actual or estimated cash flows are charged or credited to the allowance for mortgage loan losses. The impact of FAS 114 and FAS 118 on the Company's net income and financial condition was not material.

  Net realized investment gains or losses, resulting from sales or calls of investments and the losses resulting from declines in fair values of investments in mortgage loans, real estate and other investments that are other than temporary, are stated separately in the statements of income. The cost of securities sold is determined primarily on the specific identification method.

  Short-term   financial  instruments,   including  investments   with  original
  maturities of three months or less at acquisition, are included as investing activities in the statements of cash flows.

  Other investments are reported as follows:

     - Mortgage loans - amortized cost less allowance for other than temporary declines in value.

     - Real estate held for sale - lower of cost or fair value less estimated costs to sell.

     - Policy loans - unpaid principal balance.

     - Other invested assets (primarily real estate limited partnerships) - at cost adjusted for the Company's equity in undistributed net earnings or losses since acquisition, less allowances for other than temporary declines in value.

  FAIR VALUE OF FINANCIAL INSTRUMENTS

  The fair values of financial instruments presented in Note 8 are estimates of the fair values at a specific point in time using available market information and appropriate valuation methodologies. These estimates are subjective in nature and involve uncertainties and significant judgment in the interpretation of current market data. Therefore, the fair values presented are not necessarily indicative of amounts the Company could realize or settle currently. The Company does not necessarily intend to dispose of or liquidate such instruments prior to maturity.

  CASH OVERDRAFT

  The Company operates a cash management program which, at times, results in book cash overdrafts supported by its short-term investments. Included in other liabilities at December 31, 1996 is a cash overdraft of $1,950,000.

  RECOGNITION OF PREMIUM REVENUES AND POLICY BENEFITS FOR TRADITIONAL LIFE PRODUCTS

  Premiums from life insurance products are recognized in revenues when due. Benefits and expenses relating to those businesses are recognized over the life of the contracts through the establishment of reserves for future policy benefits and the amortization of deferred policy acquisition costs. Benefits to policyholders include benefits paid or accrued, changes in reserves for future policy benefits and surrenders.

  RECOGNITION OF REVENUES, CONTRACT BENEFITS AND EXPENSES FOR INVESTMENT AND INTEREST-SENSITIVE LIFE PRODUCTS

  For investment and interest-sensitive life products, revenues consist of investment income, net realized investment gains, and policy and surrender charges assessed during the year. Benefits and expenses for these products include amounts incurred during the year for benefit claims in excess of related account balances, policy maintenance expenses, interest credited and amortization of deferred policy acquisition costs.

               THE PAUL REVERE VARIABLE ANNUITY INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  DEFERRED POLICY ACQUISITION COSTS

  Costs, which vary with, and are related primarily to, the production of new business, have been deferred to the extent such costs are deemed recoverable from future profits. Such costs include commissions, selling, selection and policy issue expenses. For traditional life insurance products, these costs are amortized in proportion to premiums over the estimated lives of the policies. For interest-sensitive life and investment products, these costs are amortized in proportion to estimated gross profits from interest, mortality and other margins under the contracts.

  VALUE ASSIGNED PURCHASED INSURANCE IN-FORCE

  Value assigned purchased insurance in-force represents the present value of the future profits of the insurance in-force at the date the Company was acquired by Textron. This asset is being amortized over the estimated life of the insurance in-force at the date of acquisition in proportion to the expected future premium cash flows of the business acquired. Each year, actual and assumed experience are compared and adjustments are made to this asset, if necessary, and reflected in current income.

  SEPARATE ACCOUNTS

  The Paul Revere Variable Annuity Contract Accumulation Fund (the "Fund") is the separate account through which PRV sets aside, separate and apart from its general assets, assets attributable to its variable annuity contracts. The
  Fund is an open-end diversified investment company registered under the Investment Company Act of 1940. PRV serves as investment advisor to the Fund. Prior to April 1996, PRV's separate accounts also included Paul Revere Separate Account One ("Separate Acount One"). Separate Account One was a unit investment trust registered under the Investment Company Act of 1940. Separate Account One invested in underlying investment portfolios managed by various unrelated investment advisors. PRV was the principal underwriter of variable annuity contracts sold through Separate Account One. In April 1996, Separate Account One ceased accepting new deposits and all existing deposits, with interest, were returned to contract holders. Separate account assets, which are stated at fair value based on quoted market prices, and separate account liabilities are shown separately in the balance sheets. Operating results of the separate accounts are not included in the statements of income.

  INSURANCE RESERVES AND LIABILITIES

  Reserves for future policy benefits and unpaid claims and claim expenses include policy reserves and claim liabilities established for the Company's annuity and individual life insurance products.

  Policy reserves represent the portion of premiums received, accumulated with interest, to provide for future claims. Policy reserves for traditional life insurance products are based on the Company's withdrawal and mortality experience at interest rates ranging from 3.5% to 10.5% in 1996 and 1995. Policy reserves for interest-sensitive life insurance products are determined based on the accumulated policy account value.

  Other policyholder funds represent amounts accumulated under deferred contracts to provide annuities in the future. During 1996, 1995 and 1994, daily interest was credited at effective annual rates ranging from 4.1% to 8.4%, 4.0% to 9.0% and 4.0% to 9.5%, respectively.

  The establishment of insurance reserves requires making assumptions relating to mortality and interest rates, as well as expenses and lapse rates used to calculate policyholder liabilities during the term of the policies. These estimates are made when the policy is issued, based on facts and circumstances then known. While the Company believes that its policy reserves have been determined on reasonable bases and are adequate, there are no assurances that the Company's reserves will be sufficient to fund future liabilities in all circumstances.

               THE PAUL REVERE VARIABLE ANNUITY INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  REINSURANCE

  The Company currently coinsures with the Paul Revere Protective Life Insurance Company ("Paul Revere Protective"), a wholly owned subsidiary of Paul Revere Life, 50% of all risks less than $500,000 on individual life insurance business sold in states where Paul Revere Protective is a licensed reinsurer. If the amount at risk on any one life is in excess of $500,000, that excess is reinsured with one of several licensed United States reinsurers. Reinsurance recoverables have been included in other assets in the accompanying balance sheets.

  INCOME TAXES

  The Company files a consolidated federal income tax return with its ultimate parent, Textron Inc. Federal income taxes are allocated to the Company based on its separate results. Amounts (payable) recoverable from Textron under the terms of the tax sharing agreement were ($922,000) and $2,007,000 at December 31, 1996 and 1995, respectively.

  In accordance with Statement of Financial Accounting Standards, No. 109, "Accounting for Income Taxes", deferred income taxes have been recognized for temporary differences between the financial reporting basis and income tax basis of assets and liabilities based on enacted tax rates expected to be in effect when such amounts are expected to be realized or settled.

  POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

  The Company recognizes the cost of its retiree health care and life insurance benefits using the accrual method of accounting over the employees' years of service in accordance with Statement of Financial Accounting Standards No. 106, "Employers' Accounting for Postretirement Benefits Other than Pensions."

               THE PAUL REVERE VARIABLE ANNUITY INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.INVESTMENTS

  The  following information summarizes the  components of net investment income
  (loss) and net realized and unrealized investment gains (losses):

  NET INVESTMENT INCOME (LOSS)

                                                                         YEAR ENDED DECEMBER 31,
                                                                     -------------------------------
                                                                       1996       1995       1994
                                                                     ---------  ---------  ---------
                                                                             (IN THOUSANDS)
Fixed maturities...................................................  $  97,612  $  94,199  $  93,244
Equity securities..................................................        592        458        423
Mortgage loans.....................................................      7,271      4,596      2,760
Real estate........................................................       (133)       102         55
Policy loans.......................................................      2,333      2,240      1,683
Other invested assets..............................................        386      2,443      1,006
Short-term investments.............................................        650      1,132        473
                                                                     ---------  ---------  ---------
Gross investment income............................................    108,711    105,170     99,644
Less investment expenses...........................................      1,211      1,329      1,228
                                                                     ---------  ---------  ---------
Net investment income..............................................  $ 107,500  $ 103,841  $  98,416
                                                                     ---------  ---------  ---------
                                                                     ---------  ---------  ---------

  NET REALIZED INVESTMENT GAINS (LOSSES)

                                                                           YEAR ENDED DECEMBER 31,
                                                                       -------------------------------
                                                                         1996       1995       1994
                                                                       ---------  ---------  ---------
                                                                               (IN THOUSANDS)
Fixed maturities.....................................................  $   4,814  $   3,029  $   1,596
Equity securities....................................................      4,898      3,180      2,363
Mortgage loans, real estate and other invested assets................       (360)    (2,083)    (1,083)
                                                                       ---------  ---------  ---------
Net realized investment gains........................................  $   9,352  $   4,126  $   2,876
                                                                       ---------  ---------  ---------
                                                                       ---------  ---------  ---------

  The increase (decrease) in the Company's unrealized gains and losses on fixed maturities available for sale was ($48,158,000), $104,569,000 and ($43,822,000) in 1996, 1995 and 1994, respectively; the corresponding amounts for equity securities were 4,150,000, $644,000 and ($2,549,000).

  Mortgage loans with an amortized cost of $450,000 and other invested assets with an amortized cost of $1,050,000 were non-income producing at December 31, 1996. Investments are placed on non-accrual status once interest is sixty days past due. Management may, at its discretion, put an investment on non-accrual status earlier if substantial doubt exists regarding the collectibility of interest.

               THE PAUL REVERE VARIABLE ANNUITY INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  The following is a summary of available for sale securities at December 31, 1996 and 1995:

                                                                   GROSS        GROSS
                                                    AMORTIZED   UNREALIZED   UNREALIZED
          1996                                        COST         GAINS       LOSSES     FAIR VALUE
                                                   -----------  -----------  -----------  ----------
                                                                    (IN THOUSANDS)
Fixed maturities available for sale:
  U.S. Government and agencies...................   $   4,380    $     126    $     (73)  $    4,433
  Public utilities...............................     169,147        3,270       (1,098)     171,319
  Corporate securities...........................     779,335       22,733       (9,853)     792,215
  Mortgage-backed securities.....................     362,539        9,388       (4,662)     367,265
                                                   -----------  -----------  -----------  ----------
Total fixed maturities...........................   1,315,401       35,517      (15,686)   1,335,232
  Equity securities..............................       8,558          556         (123)       8,991
  Investment in Textron common stock.............       3,517       10,863           --       14,380
  Short-term investments.........................      22,424           --           --       22,424
                                                   -----------  -----------  -----------  ----------
Total available for sale.........................   $1,349,900   $  46,936    $ (15,809)  $1,381,027
                                                   -----------  -----------  -----------  ----------
                                                   -----------  -----------  -----------  ----------

                                                                   GROSS        GROSS
                                                    AMORTIZED   UNREALIZED   UNREALIZED
          1995                                        COST         GAINS       LOSSES     FAIR VALUE
                                                   -----------  -----------  -----------  ----------
                                                                    (IN THOUSANDS)
Fixed maturities available for sale:
  U.S. Government and agencies...................   $  14,724    $     609    $      --   $   15,333
  Public utilities...............................     169,001        9,817          (98)     178,720
  Corporate securities...........................     701,717       44,250       (2,301)     743,666
  Mortgage-backed securities.....................     369,109       16,585         (873)     384,821
                                                   -----------  -----------  -----------  ----------
Total fixed maturities...........................   1,254,551       71,261       (3,272)   1,322,540
  Equity securities..............................       4,350          364           --        4,714
  Investment in Textron common stock.............       3,517        6,782           --       10,299
  Short-term investments.........................      28,622           --           --       28,622
                                                   -----------  -----------  -----------  ----------
Total available for sale.........................   $1,291,040   $  78,407    $  (3,272)  $1,366,175
                                                   -----------  -----------  -----------  ----------
                                                   -----------  -----------  -----------  ----------

               THE PAUL REVERE VARIABLE ANNUITY INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  At December 31, 1996, $22,405,000 of fixed maturities available for sale were below investment grade. These securities represented 1.5% of the Company's total investments.

  During 1994, the Company sold, from the held to maturity category of its investment portfolio, a fixed maturity with an amortized cost of $5,779,000 resulting in a realized investment gain of $293,000, due to a significant deterioration in the issuer's creditworthiness.

  The amortized cost and fair value of fixed maturities at December 31, 1996, by contractual maturity date, are presented below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                        AMORTIZED
                                                                          COST      FAIR VALUE
                                                                       -----------  ----------
                                                                           (IN THOUSANDS)
Available for sale:
 Fixed maturities:
  Due in one year or less............................................   $   4,759   $    4,798
  Due after one year through five years..............................     121,414      126,802
  Due after five years through ten years.............................     646,204      654,348
  Due after ten years................................................     180,485      182,019
  Mortgage-backed securities.........................................     362,539      367,265
                                                                       -----------  ----------
                                                                        1,315,401    1,335,232

 Equity securities...................................................       8,558        8,991
 Investment in Textron common stock..................................       3,517       14,380
 Short-term investments..............................................      22,424       22,424
                                                                       -----------  ----------
Total................................................................   $1,349,900  $1,381,027
                                                                       -----------  ----------
                                                                       -----------  ----------

  During 1996, fixed maturities and marketable equity securities classified as available for sale, with a fair value of $128,688,000 as of the date of the sale, were sold. The gross realized investment gains and losses on such sales totaled $7,303,000 and $443,000, respectively.

  During 1995, fixed maturities and marketable equity securities classified as available for sale, with a fair value of $116,067,000 as of the date of the sale, were sold. The gross realized investment gains and losses on such sales totaled $6,884,000 and $886,000, respectively.

  During 1994, fixed maturities and marketable equity securities classified as available for sale, with a fair value of $53,643,000 as of the date of the sale, were sold. The gross realized investment gains and losses on such sales totaled $4,366,000 and $12,000, respectively.

  The Company invests in mortgage loans principally involving commercial real estate. Mortgage loans have original repayment terms ranging from 10 to 30 years. The mortgages are secured by the underlying property and non-participating mortgages are generally limited to 75% of the appraised value of established properties at the date of the loans with sufficient cash flows to meet debt service requirements.

               THE PAUL REVERE VARIABLE ANNUITY INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  Changes in the allowance for other than temporary declines in the value of fixed maturities (not subject to direct adjustment), mortgage loans, real estate and other investments were as follows:

                                                  BALANCE AT                             BALANCE AT
                                                   BEGINNING                                 END
                                                    OF YEAR     ADDITIONS   DEDUCTIONS     OF YEAR
                                                  -----------  -----------  -----------  -----------
                                                                    (IN THOUSANDS)
Year ended December 31, 1996
  Mortgage loans................................   $   3,341    $   1,050    $   4,050    $     341
  Real Estate...................................       1,063          737          500        1,300
                                                  -----------  -----------  -----------  -----------
Total...........................................   $   4,404    $   1,787    $   4,550    $   1,641
                                                  -----------  -----------  -----------  -----------
                                                  -----------  -----------  -----------  -----------
Year ended December 31, 1995:
  Mortgage loans................................   $   2,780    $   2,185    $   1,624    $   3,341
  Real estate...................................       2,770          105        1,812        1,063
  Other investments.............................         342         (342)          --           --
                                                  -----------  -----------  -----------  -----------
Total...........................................   $   5,892    $   1,948    $   3,436    $   4,404
                                                  -----------  -----------  -----------  -----------
                                                  -----------  -----------  -----------  -----------
Year ended December 31, 1994:
  Fixed maturities..............................   $   4,008    $      --    $   4,008    $      --
  Mortgage loans................................         980        2,350          550        2,780
  Real estate...................................       3,270          500        1,000        2,770
  Other investments.............................          --          342           --          342
                                                  -----------  -----------  -----------  -----------
Total...........................................   $   8,258    $   3,192    $   5,558    $   5,892
                                                  -----------  -----------  -----------  -----------
                                                  -----------  -----------  -----------  -----------

  Additions represent charges to net realized investment gains and deductions represent reserves released upon disposal or restructuring of the related assets. The net change in the reserve is included as an increase or decrease in net realized investment gains or losses in the statements of income. Subsequent to January 1, 1994, adjustments for other than temporary declines in the value of all fixed maturities are recorded as a direct adjustment to the securities' carrying value, in accordance with FAS 115.

  Net investment income recorded on problem investments was $118,000, $126,000 and $578,000 in 1996, 1995 and 1994, respectively. Interest not recognized on non-accrual securities and loans was 41,000, $583,000 and $922,000 in 1996, 1995 and 1994, respectively.

  Restructured securities and loans aggregated $1,313,000 and $1,298,000 as of December 31, 1996 and 1995, respectively. The amount of interest foregone on restructured securities and loans was $79,000, $79,000 and $688,000 in 1996, 1995 and 1994, respectively.

  The following investments in fixed maturities as of December 31, 1996 exceeded ten percent of shareholder's equity.

                                                       AMORTIZED COST   ESTIMATED FAIR VALUE
                                                       ---------------  ---------------------
                                                                   (IN THOUSANDS)
FNMA 1993-175-PU.....................................     $  19,886           $  19,412
Union Pacific Railroad...............................        14,819              14,309
Sears Roebuck Acceptance.............................        14,911              14,159

               THE PAUL REVERE VARIABLE ANNUITY INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.REINSURANCE

  Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

  The effect of reinsurance on premiums and amounts earned is as follows:

                                                                           YEAR ENDED DECEMBER 31,
                                                                       -------------------------------
                                                                         1996       1995       1994
                                                                       ---------  ---------  ---------
                                                                               (IN THOUSANDS)
Direct premiums and amounts assessed against policyholders...........  $  17,395  $  15,863  $  11,853
Reinsurance ceded....................................................     (1,300)    (1,360)    (1,200)
                                                                       ---------  ---------  ---------
Net premiums and amounts earned......................................  $  16,095  $  14,503  $  10,653
                                                                       ---------  ---------  ---------
                                                                       ---------  ---------  ---------

4.POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

  In accordance with Statement of Financial Accounting Standards No. 106, "Employers' Accounting for Postretirement Benefits Other than Pensions", the Company recognizes the cost of its retiree health care and life insurance benefits using the accrual method of accounting over the employees' years of service.

  Postretirement benefits other than pensions allocated to the Company in 1996, 1995 and 1994 were $80,000, $103,000 and $102,000, respectively. The balance of the accrued postretirement benefits other than pensions ($1,165,000 and $1,165,000 at December 31, 1996 and 1995, respectively) is included in other liabilities in the balance sheets. The respective amounts of such retiree costs deductible for tax purposes are not affected by FAS 106.

5.INCOME TAXES

  Details of income taxes are summarized as follows:

                                                                    1996       1995       1994
                                                                  ---------  ---------  ---------
                                                                          (IN THOUSANDS)
Current:
  Federal.......................................................  $   9,406  $   3,965  $   4,231
  State.........................................................        351        165        350
                                                                  ---------  ---------  ---------
                                                                      9,757      4,130      4,581
                                                                  ---------  ---------  ---------
Deferred:
  Federal.......................................................      1,813      3,928      4,711
  State.........................................................        144        362         --
                                                                  ---------  ---------  ---------
                                                                      1,957      4,290      4,711
                                                                  ---------  ---------  ---------
Total...........................................................  $  11,714  $   8,420  $   9,292
                                                                  ---------  ---------  ---------
                                                                  ---------  ---------  ---------

               THE PAUL REVERE VARIABLE ANNUITY INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  Following is a reconciliation of the federal statutory income tax rate to the effective income tax rate applicable to pre-tax income before the cumulative effect of changes in accounting principles, as reflected in the statements of income:

                                                                       1996         1995         1994
                                                                    -----------  -----------  -----------
Federal statutory income tax rate.................................        35.0%        35.0%        35.0%
  Increase (decrease) in taxes resulting from:
    State income taxes............................................         1.0%         1.5%         0.9%
    Dividends received deduction..................................        (0.5%)       (0.8%)       (0.5%)
    Other.........................................................         2.2          --          (0.1%)
                                                                         ---          ---          ---
Effective income tax rate.........................................        37.7%        35.7%        35.3%
                                                                         ---          ---          ---
                                                                         ---          ---          ---

  The components of the Company's net deferred tax (asset) liability were as follows:

                                                                         DECEMBER 31,
                                                                -------------------------------
                                                                  1996       1995       1994
                                                                ---------  ---------  ---------
                                                                        (IN THOUSANDS)
Liability for postretirement benefits other than pensions.....       (413) $    (408) $    (421)
Purchase payment funds and liabilities for future policy
  benefits....................................................     (9,490)    (8,092)    (6,493)
Differences in investment valuation...........................     --         --        (11,624)
Other.........................................................     --            394     --
                                                                ---------  ---------  ---------
Total deferred tax assets.....................................     (9,903)    (8,106)   (18,538)
Deferred policy acquisition costs and value assigned purchased
  insurance in-force..........................................     15,998     10,614     10,272
Differences in investment valuation...........................     11,973     27,337     --
Other.........................................................        698     --            428
                                                                ---------  ---------  ---------
Total deferred tax liabilities................................     28,669     37,951     10,700
                                                                ---------  ---------  ---------
Total net deferred tax (asset) liability......................  $  18,766  $  29,845  $  (7,838)
                                                                ---------  ---------  ---------
                                                                ---------  ---------  ---------

  Cash payments for income taxes were $6,653,000, $817,000 and $5,371,000 in 1996, 1995 and 1994, respectively.

6.STATUTORY FINANCIAL INFORMATION

  The Company is domiciled in Massachusetts and prepares its statutory financial statements in accordance with accounting principles and practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company is not currently utilizing any material permitted accounting practices in the preparation of its statutory financial statements.

               THE PAUL REVERE VARIABLE ANNUITY INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. Statutory net income and surplus are as follows:

                                                                    1996       1995       1994
                                                                  ---------  ---------  ---------
                                                                          (IN THOUSANDS)
Statutory net income............................................  $  12,450  $   8,948  $   6,686
                                                                  ---------  ---------  ---------
Statutory surplus...............................................  $  72,583  $  66,526  $  66,239
                                                                  ---------  ---------  ---------

  The Company is subject to various state insurance regulatory restrictions that limit the maximum amounts of dividends available for payment without prior approval. Under current law, during 1997, approximately $10,131,000 will be available for payment of dividends by the Company without state insurance regulatory approval. Dividends in excess of this amount may only be paid with regulatory approval.

7.FAIR VALUE OF FINANCIAL INSTRUMENTS

  Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments," as amended during 1994 by Statement of Financial Accounting Standards No. 119, "Disclosure About Derivative Financial Instruments and Fair Value of Financial Instruments," requires disclosure of fair value information about all financial instruments held or owed by a company except for certain excluded instruments and instruments for which it is not practicable to estimate fair value. The following methods and assumptions were used in estimating the fair value of the Company's financial instruments:

  INVESTMENTS

  The estimated fair values of investment securities, except for mortgage and policy loans, are based on quoted market prices, where available, from an independent pricing service. Fair values for private placement securities and fixed maturities not provided by an independent pricing service are estimated by the Company using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value of mortgage loans has been estimated based on discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers of similar credit quality. The fair values of real estate and other invested assets were determined through Member of Appraisal Institute (MAI) appraisals and in-house valuations. For policy loans, fair value approximates carrying value.

  INSURANCE RESERVES

  The estimated fair value of other policyholder funds was based on the cash surrender value of the Company's financial products portfolio. The fair value of reserves or liabilities relating to the Company's other insurance products is not required to be disclosed under generally accepted accounting principles. However, the fair values of liabilities under all insurance contracts are taken into consideration in the overall management of the Company's interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with the timing of amounts estimated to be payable under insurance contracts.

               THE PAUL REVERE VARIABLE ANNUITY INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  The carrying values and estimated fair values of the Company's financial instruments for which it is practicable to calculate a fair value are as follows:

                                                                                DECEMBER 31, 1996           DECEMBER 31, 1995
                                                                            --------------------------  --------------------------
                                                                              CARRYING     ESTIMATED      CARRYING     ESTIMATED
                                                                               VALUE       FAIR VALUE      VALUE       FAIR VALUE
                                                                            ------------  ------------  ------------  ------------
                                                                                                (IN THOUSANDS)
Assets:
  Available for sale:
    Fixed maturities......................................................  $  1,335,232  $  1,335,232     1,322,540     1,322,540
    Equity securities.....................................................        23,371        23,371        15,013        15,013
    Short-term investments................................................        22,424        22,424        28,622        28,622
  Mortgage loans..........................................................       100,185        99,204        72,627        81,789
  Real estate.............................................................         1,050         1,050         2,987         3,900
  Policy loans............................................................        31,911        31,911        29,685        29,685
  Other invested assets...................................................         2,588         2,692         1,588         1,976
                                                                            ------------  ------------  ------------  ------------
                                                                            $  1,516,761  $  1,515,884  $  1,473,062  $  1,483,525
                                                                            ------------  ------------  ------------  ------------
Liabilities:
  Other policyholder funds................................................  $  1,332,748  $  1,318,215  $  1,268,318  $  1,255,516
                                                                            ------------  ------------  ------------  ------------

8.RELATED PARTY TRANSACTIONS

  PRL shares its office facilities and personnel with its subsidiaries. Such shared costs and expenses are allocated to PRL and its subsidiaries based on time and usage studies; such allocations would vary depending on the assumptions underlying those studies. For certain common administration costs, the Company reimbursed PRL $12,914,000, $13,638,000 and, $10,053,000 in 1996,
  1995, and 1994, respectively.

  The amounts due PRL as  of December 31, 1996,  1995 and 1994 were  $1,585,000,
  $3,546,000,   and  $8,174,000,   respectively,  and  are   included  in  other
  liabilities.

  At December 31, 1996 and 1995, the Company owned 152,575 shares of Textron common stock with a market value of $14,099,000 and $10,061,000 respectively. For the years ended December 31, 1996, 1995 and 1994, dividends received on Textron common stock were $269,000, $238,000 and $214,000, respectively.

9.PENDING ACCOUNTING PRONOUNCEMENTS

  In June 1996, the FASB issued Statement of Financial Accounting Standards No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("FAS 125"), which will be effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after December 31, 1996. FAS 125 provides consistent standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings. The statement requires that a liability be derecognized if and only if either (a) the debtor pays the creditor and is relieved of its obligation for the liability or (b) the debtor is legally released from being the primary obligor under the liability either judicially or by the creditor. The statement provides implementation guidance for assessing isolation of

               THE PAUL REVERE VARIABLE ANNUITY INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  transferred assets, servicing of financial assets, securitizations, securities lending transactions, repurchase agreements, risk participations in banker's acceptances, and extinguishments of liabilities. The adoption of FAS 125 is not expected to have a material effect on the Company's net income or financial condition.

11.
  LITIGATION AND CONTINGENCIES

  In the normal course of its business operations, the Company is involved in litigation from time to time with claimants, beneficiaries and others, and a number of lawsuits were pending at December 31, 1996. In the opinion of management, the ultimate liability, if any, arising from this litigation is not expected to have a material adverse affect on the financial condition of the Company.

  Periodically, the Company is assessed by various state guaranty funds as part of those funds' activities to collect amounts from solvent insurance companies to cover certain losses to policyholders that resulted from the insolvency or rehabilitation of other insurance companies. Each state guaranty fund operates independent of any other state guaranty fund; as such, the methods by which assessments are levied against the Company vary from state to state. Also, some states permit guaranty fund assessments to be partially recovered through reductions in future premium taxes. Because there are many uncertainties regarding the ultimate assessments that will be made against the Company for any specific insolvency or rehabilitation, the Company recognizes its obligation for guaranty fund assessments when it receives notice that an amount is payable to a guaranty fund. The Company also recognizes an asset to the extent that the assessment can be recovered through future reductions in premium taxes. At December 31, 1996, the Company is not able to reasonably estimate the potential amounts of any future assessments and, accordingly, the accompanying financial statements do not include any provision for such future assessments.

--------------------------------------------------------------------------------

                                     [LOGO]

--------------------------------------------------------------------------------

                                  THE PAUL REVERE
                                  VARIABLE ANNUITY
                                  INSURANCE COMPANY
                                  WORCESTER, MA 01608

                                  FORM 9207-96

                           THE PAUL REVERE VARIABLE ANNUITY
                              CONTRACT ACCUMULATION FUND


                                        PART C

                                  OTHER INFORMATION


    This registration statement contains the following financial statements, condensed financial information and exhibits:

ITEM 28(A)    FINANCIAL STATEMENTS AND EXHIBITS

              INCLUDED IN PROSPECTUS

              Per unit income and capital changes and variable annuity unit values -- condensed financial information for the ten years ended December 31, 1996.

              INCLUDED IN STATEMENT OF ADDITIONAL INFORMATION

              The Paul Revere Variable Annuity Contract Accumulation Fund:

              Report of Independent Auditors
              Statement of assets and liabilities at December 31, 1996. Statement of investments at December 31, 1996.
              Statement of changes in net assets for the two years ended December 31, 1996.
              Statement of operations for the year ended December 31, 1996. Notes to financial statements.

              The Paul Revere Variable Annuity Insurance Company:

              Report of Independent Auditors
              Balance sheets at December 31, 1996 and 1995.
              Statements of income for the three years ended December 31, 1996. Statements of changes in shareholder's equity for the three years ended December 31, 1996.
              Statements of cash flows for the three years ended
              December 31, 1996.
              Notes to financial statements.

ITEM 28(B)    LIST OF EXHIBITS

              1.  Consent of Legal Counsel
              2.  Consent of Independent Auditors

ITEM 29  DIRECTORS AND OFFICERS OF THE INSURANCE COMPANY

         This information is listed in the Statement of Additional Information, Part B of this Registration Statement under Management, Page 6, and incorporated in Part C by reference.

ITEM 30  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None.

ITEM 31  NUMBER OF CONTRACTOWNERS
                                                      NUMBER OF HOLDERS
         TITLE OF CLASS                                   OF RECORD*

         Series Q                                            530

         Series N                                            172

         * As of December 31, 1996.

ITEM 32  INDEMNIFICATION

           The Paul Revere Variable Annuity Insurance Company maintained a blanket fidelity bond in the amount of $1,000,000 with National Union Fire Insurance Company, Pittsburgh, Pennsylvania, covering its officers and employees and those of the registrant. This bond is numbered 985-5437.

ITEM 33  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         This information is included in the Prospectus and Statement of Additional Information, Parts A and B of this Registration Statement, and incorporated in Part C by reference.

ITEM 34  PRINCIPAL UNDERWRITERS

         (a)  None.
         (b) Included in the Statement of Additional Information, Part B and incorporated in Part C by reference.
         (c)  None.

ITEM 35  LOCATION OF ACCOUNTS AND RECORDS

    NAME OF PERSON
       MAINTAINING
    POSSESSION THEREOF                 ADDRESS                  DESCRIPTION

    JOHN J. IWANICKI,                  18 Chestnut Street       Financial
    Director, Financial Operations     Worcester, MA 01608      Records
    and Assistant Controller
    THE PAUL REVERE VARIABLE
    ANNUITY INSURANCE COMPANY

    MICHAEL A. TOMPKINS,
    Vice President                     18 Chestnut Street       Contractowner
    THE PAUL REVERE VARIABLE           Worcester, MA 01608      Accounts and
    ANNUITY INSURANCE COMPANY                                   Records


ITEM 36  MANAGEMENT SERVICES

    None.

ITEM 37  UNDERTAKINGS

    The undersigned registrant hereby undertakes:

    (a) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore and hereafter duly adopted pursuant to authority conferred in that Section.

    (b) To file with the Securities and Exchange Commission, a Post Effective Aendment to this Registration Statement, as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

    (c) To include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

    d) To deliver any Statement of Additional Information and financial statements that are required by this Registration Statement promptly upon written or oral request.

                     POST EFFECTIVE AMENDMENT  -  SIGNATURE PAGE


          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, The Paul Revere Variable Annuity Contract Accumulation Fund has caused this Post Effective Amendment No. 51 to Registration Statement No. 2-24380 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Worcester, Commonwealth of Massachusetts on the 30th day of April, 1997.

          The Paul Revere Variable Annuity Contract Accumulation Fund


          By:        /s/John H. Budd
                     -------------------------------------------
                     John H. Budd
                     Chairman, Board of Managers


          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post Effective Amendment No. 51 to Registration Statement No. 2-24380 has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                    TITLE                         DATE

/s/Gordon T. Miller          Vice Chairman                 04/30/97
-------------------          Board of Managers
Gordon T. Miller

/s/Aubrey K. Reid Jr         Member                        04/30/97
-------------------          Board of Managers
Aubrey K. Reid, Jr.

/s/Joan Sadowsky             Member                        04/30/97
-------------------          Board of Managers
Joan Sadowsky

/s/William J. Short          Member                        04/30/97
-------------------          Board of Managers
William J. Short

/S/John H. Budd              Chairman                      04/30/97
-------------------          Board of Managers
John H. Budd
                                        1 of 1

                     POST EFFECTIVE AMENDMENT  -  SIGNATURE PAGE


          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, The Paul Revere Variable Annuity Contract Accumulation Fund has caused this Post Effective Amendment No. 51 to Registration Statement No. 2-24380 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chattanooga, State of Tennessee on the 30th day of April, 1997.

          The Paul Revere Variable Annuity Insurance Company



          By:/s/J. Harold Chandler, Chairman, President & CEO
          ------------------------------
          J. Harold Chandler, Chairman, President & CEO


          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post Effective Amendment No. 51 to Registration Statement No. 2-24380 has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE                    TITLE                                   DATE



/s/William L. Armstrong      Director                                04/30/97
-------------------
William L. Armstrong

/s/William H. Bolinder       Director                                04/30/97
-------------------
William H. Bolinder

/s/J. Harold Chandler        Chairman, President & CEO               04/30/97
-------------------
J. Harold Chandler


/s/Steven M. Gluckstern      Director                                04/30/97
----------------------
Steven M. Gluckstern
                                        1 of 2

SIGNATURE                    TITLE                                   DATE



/s/Charlotte M. Heffner      Director                                04/30/97
---------------------
Charlotte M. Heffner


/s/Hugh B. Jacks             Director                                04/30/97
---------------------
Hugh B. Jacks

/s/William B. Johnson        Director                                04/30/97
---------------------
William B. Johnson


/s/Hugh O. Maclellan, Jr.    Director                                04/30/97
---------------------
Hugh O. Maclellan, Jr.

/s/A.S. MacMillan            Director                                04/30/97
---------------------
A.S. MacMillan

/s/C. William Pollard        Director                                04/30/97
---------------------
C. William Pollard

/s/Scott L. Probasco, Jr.    Director                                04/30/97
---------------------
Scott L. Probasco, Jr.

/s/Steven S Reinemund        Director                                04/30/97
---------------------
Steven S Reinemund

/s/Burton E. Sorensen        Director                                04/30/97
---------------------
Burton E. Sorensen

/s/Thomas R. Watjen          Director, Vice Chairman &               04/30/97
---------------------        Chief Financial Officer
Thomas R. Watjen

                                    2 of 2